UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Income Fund
The fund's portfolio
7/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (89.8%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Graduated
Payment Mortgages
11s, with due dates from March 15, 2010 to
August 15, 2010	$4,396	$4,647
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 20, 2034 to
November 20, 2037	51,856,757	53,467,210
		53,471,857

U.S. Government Agency Mortgage Obligations (87.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7s, January 1, 2015	23,447	24,431
6s, September 1, 2021	64,712	66,105
5 1/2s, with due dates from December 1, 2034 to
July 1, 2035	2,335,464	2,293,521
5 1/2s, April 1, 2020	161,251	162,870
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to
April 1, 2032	308,645	340,208
8s, with due dates from May 1, 2025 to July 1, 2033	795,704	835,222
7 1/2s, with due dates from September 1, 2022 to
July 1, 2033	708,806	753,873
7s, with due dates from May 1, 2026 to December 1, 2035	3,948,690	4,165,096
7s, with due dates from July 1, 2014 to January 1, 2017	527,025	547,987
6 1/2s, with due dates from March 1, 2037 to
December 1, 2037	9,996,467	10,275,128
6 1/2s, with due dates from July 1, 2016 to
September 1, 2016	107,023	111,512
6 1/2s, TBA, September 1, 2038	128,000,000	131,005,005
6 1/2s, TBA, August 1, 2038	128,000,000	131,379,994
6s, with due dates from August 1, 2008 to July 1, 2021	6,510,107	6,704,440
6s, TBA, September 1, 2038	41,000,000	41,059,257
6s, TBA, August 1, 2038	57,000,000	57,244,923
5 1/2s, with due dates from November 1, 2034 to
January 1, 2038	16,464,128	16,140,267
5 1/2s, with due dates from November 1, 2011 to
October 1, 2022	74,233,823	74,756,861
5 1/2s, TBA, September 1, 2038	291,000,000	284,020,540
5 1/2s, TBA, August 1, 2038	537,000,000	525,420,938
5s, with due dates from July 1, 2035 to August 1, 2037	38,291,867	36,517,456
5s, February 1, 2021	22,105	21,963
5s, TBA, September 1, 2038	51,000,000	48,302,579
5s, TBA, August 1, 2038	329,000,000	312,292,985
5s, TBA, August 1, 2022	19,000,000	18,661,563
4 1/2s, with due dates from May 1, 2034 to
September 1, 2035	705,112	648,517
4s, with due dates from May 1, 2019 to August 1, 2020	734,160	694,787
		1,704,448,028

Total U.S. government and agency mortgage obligations (cost $1,751,858,592)		$1,757,919,885

U.S. TREASURY OBLIGATIONS (0.8%)(a)

	Principal amount	Value

U.S. Treasury Bonds 8 3/4s, May 15, 2017	$11,000,000	$14,825,507
U.S. Treasury Notes 4 1/4s, September 30, 2012	1,502,000	1,570,411

Total U.S. treasury obligations (cost $16,886,240)		$16,395,918

COLLATERALIZED MORTGAGE OBLIGATIONS (54.0%)(a)

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.943s, 2035	$3,889,951	$3,189,764
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 4.961s, 2036	166,000	9,777
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	2,019,200	2,093,870
FRB Ser. 97-D5, Class A5, 6.934s, 2043	300,000	306,847
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	2,003,000	1,940,772
Ser. 07-2, Class A2, 5.634s, 2049	1,565,000	1,529,302
Ser. 06-4, Class A2, 5.522s, 2046	8,064,000	8,027,662
Ser. 05-6, Class A2, 5.165s, 2047	880,000	868,265
FRB Ser. 05-1, Class A5, 5.084s, 2042	163,000	156,332
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051	38,813,090	913,712
Ser. 07-1, Class XW, IO, 0.291s, 2049	19,153,701	311,506

Ser. 06-1, Class XC, IO, 0.059s, 2045	111,990,443	624,711
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	880,000	802,355
Ser. 02-PB2, Class XC, IO, 0.261s, 2035	50,563,005	876,952
Ser. 04-4, Class XC, IO, 0.172s, 2042	39,068,202	508,615
Ser. 04-5, Class XC, IO, 0.15s, 2041	61,796,669	663,105
Ser. 05-1, Class XW, IO, 0.102s, 2042	197,340,483	503,506
Ser. 06-5, Class XC, IO, 0.079s, 2016	137,205,171	1,623,021
Ser. 06-4, Class XC, IO, 0.075s, 2046	67,270,159	679,429
Ser. 05-4, Class XC, IO, 0.075s, 2045	103,305,035	600,059
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.99s, 2036	214,608	160,956
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 3.408s, 2018	443,000	435,870
FRB Ser. 04-BBA4, Class G, 3.158s, 2018	595,000	586,633
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.458s, 2022	669,000	542,935
FRB Ser. 05-MIB1, Class J, 3.508s, 2022	1,805,000	1,553,992
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.389s, 2033	512,377	507,254
Ser. 05-E, Class 2, IO, 0.3s, 2035	37,853,594	149,344
Ser. 04-D, Class 2A, IO, 0.27s, 2034	14,033,487	15,349
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	1,862,298	1,870,159
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 2.761s, 2035	1,384,401	1,204,429
Ser. 04-2, IO, 2.22s, 2034	3,862,149	148,307
Ser. 06-2A, IO, 1.798s, 2036	3,188,797	243,624
Ser. 05-3A, IO, 1.6s, 2035	16,212,149	1,057,032
Ser. 05-1A, IO, 1.6s, 2035	5,963,478	294,596
Ser. 04-3, IO, 1.6s, 2035	4,174,713	160,309
Ser. 07-5A, IO, 1.55s, 2037	18,165,440	2,259,781
Ser. 07-2A, IO, 1.3s, 2037	20,811,627	2,104,055
Ser. 07-1, Class S, IO, 1.211s, 2037	16,057,448	1,496,554
Ser. 06-4A, IO, 1.14s, 2036	2,506,602	251,663
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 6.7s, 2034	196,642	173,654
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	4,780,328	3,668,902
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.188s, 2032	619,000	581,073
Ser. 07-PW17, Class A3, 5.736s, 2050	25,117,000	23,798,860
Ser. 04-PR3I, Class X1, IO, 0.397s, 2041	19,849,434	287,082
Ser. 05-PWR9, Class X1, IO, 0.09s, 2042	50,910,687	409,831
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.69s, 2038	25,402,411	982,819
Ser. 06-PW14, Class X1, IO, 0.078s, 2038	27,317,440	412,767
Ser. 07-PW15, Class X1, IO, 0.067s, 2044 (F)	79,970,364	748,329
Ser. 05-PW10, Class X1, IO, 0.057s, 2040	109,014,537	376,100
Ser. 07-PW16, Class X, IO, 0.021s, 2040	175,697,482	144,072
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	9,445,600	117,447
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	722,439	748,425
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	5,896,000	5,893,730
Ser. 98-1, Class G, 6.56s, 2030	1,502,003	1,331,889
Ser. 98-1, Class H, 6.34s, 2030	2,217,000	1,665,764
Citigroup Commerical Mortgage Trust Ser. 08-C7,
Class A2A, 6.034s, 2049	2,640,000	2,634,917
Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A3, 6.096s, 2014	4,845,000	4,809,143
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.117s, 2043	142,397,402	1,234,852
Ser. 06-C5, Class XC, IO, 0.073s, 2049	163,250,035	1,766,416
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR7, Class 2A2A, 5.661s, 2036	555,948	378,044
IFB Ser. 07-6, Class 2A5, IO, 4.189s, 2037	6,100,001	485,206
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	1,266,000	1,227,316
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.377s, 2049	34,815,806	704,476
Ser. 06-CD2, Class X, IO, 0.086s, 2046	104,693,470	419,667
Ser. 07-CD4, Class XC, IO, 0.051s, 2049	116,420,247	895,890
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	2,605,530	2,645,690
Ser. 98-C2, Class F, 5.44s, 2030	4,946,000	4,758,966
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	2,151,000	2,067,531
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	1,271,000	1,105,882
Ser. 06-CN2A, Class J, 5.57s, 2019	1,017,000	879,443
FRB Ser. 01-J2A, Class A2F, 2.96s, 2034	1,960,000	1,724,800
Ser. 03-LB1A, Class X1, IO, 0.461s, 2038	11,546,933	443,599
Ser. 05-LP5, Class XC, IO, 0.087s, 2043	73,642,483	582,556
Ser. 06-C8, Class XS, IO, 0.067s, 2046	81,117,425	842,384
Ser. 05-C6, Class XC, IO, 0.059s, 2044	85,610,471	483,203
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	2,000,917	1,480,679
Ser. 05-24, Class 1AX, IO, 1.222s, 2035	7,780,308	162,900
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.713s, 2035	102,643	73,903

Ser. 05-9, Class 1X, IO, 3.126s, 2035	10,169,322	231,590
Ser. 05-2, Class 2X, IO, 1.16s, 2035	10,254,875	206,299
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	810,142	842,224
IFB Ser. 05-R1, Class 1AS, IO, 3.511s, 2035	7,264,240	515,304
IFB Ser. 05-R2, Class 1AS, IO, 3.155s, 2035	9,527,298	538,083
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	7,233,000	7,154,920
Ser. 06-C5, Class AX, IO, 0.092s, 2039	51,652,691	750,410
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	159,336,018	1,364,872
Ser. 06-C4, Class AX, IO, 0.089s, 2039	103,665,191	1,331,216
Ser. 07-C1, Class AX, IO, 0.07s, 2040	103,888,840	905,599
Ser. 06-C3, Class AX, IO, 0.021s, 2038	428,053,251	42,805
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 3.261s, 2017	308,000	284,611
FRB Ser. 06-A, Class C, 3.061s, 2017	913,000	858,363
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	5,309,582	5,314,891
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	3,575,000	3,411,015
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,193,000	1,248,932
Ser. 04-C2, Class A2, 5.416s, 2036	6,060,000	5,909,348
FRB Ser. 04-C3, Class A5, 5.113s, 2036	59,000	55,854
Ser. 04-C3, Class A3, 4.302s, 2036	127,000	126,136
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 3.408s, 2020	323,500	307,325
FRB Ser. 04-TF2A, Class J, 3.408s, 2016	414,000	380,880
FRB Ser. 04-TF2A, Class H, 3.158s, 2019	825,000	783,750
Ser. 01-CK1, Class AY, IO, 0.782s, 2035	77,346,497	1,193,432
Ser. 03-C3, Class AX, IO, 0.541s, 2038	91,033,015	3,407,895
Ser. 02-CP3, Class AX, IO, 0.417s, 2035	22,868,506	791,007
Ser. 04-C4, Class AX, IO, 0.247s, 2039	15,094,921	299,921
Ser. 05-C2, Class AX, IO, 0.14s, 2037	83,784,689	1,126,820
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.626s, 2031	182,746	4,577
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,834,696	2,943,140
Ser. 99-CG2, Class B3, 6.1s, 2032	2,455,000	2,450,374
Ser. 99-CG2, Class B4, 6.1s, 2032	3,434,000	3,348,150
Ser. 98-CF2, Class B3, 6.04s, 2031	1,075,367	1,081,325
Fannie Mae
IFB Ser. 06-70, Class SM, 33.904s, 2036	450,558	621,930
IFB Ser. 07-75, Class JS, 32.67s, 2037	2,980,817	4,145,846
IFB Ser. 07-80, Class AS, 29.67s, 2037	1,129,071	1,462,120
IFB Ser. 07-75, Class CS, 28.271s, 2037	1,990,814	2,690,292
IFB Ser. 06-62, Class PS, 25.133s, 2036	1,060,016	1,363,647
IFB Ser. 07-60, Class SB, 24.833s, 2037	1,188,512	1,466,777
IFB Ser. 06-76, Class QB, 24.833s, 2036	2,068,041	2,657,056
IFB Ser. 06-48, Class TQ, 24.833s, 2036	3,498,930	4,431,961
IFB Ser. 06-63, Class SP, 24.533s, 2036	2,265,475	2,861,356
IFB Ser. 07-W7, Class 1A4, 24.413s, 2037	1,939,855	2,337,802
IFB Ser. 07-81, Class SC, 23.033s, 2037	1,875,377	2,234,432
IFB Ser. 07-1, Class NK, 22.213s, 2037	5,106,987	6,261,230
IFB Ser. 06-104, Class GS, 21.857s, 2036	1,202,972	1,429,281
IFB Ser. 06-104, Class ES, 21.144s, 2036	2,329,126	2,828,842
IFB Ser. 05-37, Class SU, 19.355s, 2035	2,710,007	3,206,924
IFB Ser. 06-49, Class SE, 19.155s, 2036	3,144,116	3,694,858
IFB Ser. 06-60, Class AK, 18.955s, 2036	1,623,803	1,900,085
IFB Ser. 06-60, Class TK, 18.755s, 2036	1,020,757	1,189,096
IFB Ser. 06-104, Class CS, 18.624s, 2036	2,333,740	2,624,379
IFB Ser. 07-30, Class FS, 18.428s, 2037	5,154,722	5,762,482
IFB Ser. 07-96, Class AS, 17.844s, 2037	2,185,279	2,373,370
IFB Ser. 05-25, Class PS, 17.331s, 2035	86,892	98,220
IFB Ser. 06-115, Class ES, 16.715s, 2036	2,121,226	2,423,614
IFB Ser. 06-8, Class PK, 16.555s, 2036	3,393,715	3,682,187
IFB Ser. 05-57, Class CD, 15.895s, 2035	1,449,908	1,617,109
IFB Ser. 05-74, Class CP, 15.725s, 2035	1,670,118	1,867,194
IFB Ser. 05-115, Class NQ, 15.708s, 2036	942,557	986,020
IFB Ser. 06-27, Class SP, 15.542s, 2036	2,680,370	2,990,724
IFB Ser. 06-8, Class HP, 15.542s, 2036	2,825,620	3,141,426
IFB Ser. 06-8, Class WK, 15.542s, 2036	4,521,132	4,993,334
IFB Ser. 05-106, Class US, 15.542s, 2035	3,997,300	4,463,871
IFB Ser. 05-99, Class SA, 15.542s, 2035	1,963,828	2,163,131
IFB Ser. 05-45, Class DA, 15.395s, 2035	3,085,264	3,411,928
IFB Ser. 05-74, Class DM, 15.359s, 2035	3,965,763	4,371,805
IFB Ser. 05-45, Class DC, 15.285s, 2035	2,433,174	2,681,825
IFB Ser. 06-60, Class CS, 15.065s, 2036	1,051,848	1,095,572
IFB Ser. 05-57, Class DC, 13.776s, 2034	2,596,241	2,804,304
IFB Ser. 05-74, Class SK, 13.362s, 2035	3,160,549	3,415,757
IFB Ser. 05-74, Class CS, 13.252s, 2035	1,903,433	2,047,937
IFB Ser. 05-45, Class PC, 12.866s, 2034	1,213,690	1,294,972
IFB Ser. 05-114, Class SP, 12.812s, 2036	1,180,449	1,227,961
IFB Ser. 05-95, Class OP, 12.753s, 2035	1,204,246	1,229,373
IFB Ser. 05-95, Class CP, 12.559s, 2035	288,007	307,740
IFB Ser. 05-106, Class JC, 12.492s, 2035	736,119	734,889
IFB Ser. 05-83, Class QP, 10.995s, 2034	683,772	679,963
IFB Ser. 05-72, Class SB, 10.722s, 2035	2,228,022	2,242,209
Ser. 03-W6, Class PT1, 9.992s, 2042	628,245	708,844
Ser. 02-T12, Class A4, 9 1/2s, 2042	238,474	257,919

Ser. 02-T4, Class A4, 9 1/2s, 2041	370,352	410,639
Ser. 02-T6, Class A3, 9 1/2s, 2041	472,998	522,454
Ser. 02-T1, Class A4, 9 1/2s, 2031	51,854	57,352
Ser. 04-T3, Class PT1, 8.931s, 2044	438,821	486,395
Ser. 383, Class 90, IO, 8s, 2037	156,698	28,974
Ser. 383, Class 91, IO, 8s, 2037	124,229	22,855
Ser. 02-26, Class A2, 7 1/2s, 2048	2,021,582	2,158,856
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	578,273	620,511
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	927,027	994,702
Ser. 03-W1, Class 2A, 7 1/2s, 2042	1,837,935	1,962,493
Ser. 02-T19, Class A3, 7 1/2s, 2042	4,056,560	4,338,721
Ser. 02-T12, Class A3, 7 1/2s, 2042	341,234	363,254
Ser. 02-14, Class A2, 7 1/2s, 2042	427,799	455,401
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,307,739	2,452,746
Ser. 02-T4, Class A3, 7 1/2s, 2041	132,421	140,723
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,995,086	2,119,069
Ser. 01-T3, Class A1, 7 1/2s, 2040	434,548	461,183
Ser. 01-T1, Class A1, 7 1/2s, 2040	756,241	809,178
Ser. 99-T2, Class A1, 7 1/2s, 2039	249,005	269,316
Ser. 386, Class 26, IO, 7 1/2s, 2038	315,848	63,402
Ser. 386, Class 27, IO, 7 1/2s, 2037	183,348	36,805
Ser. 386, Class 28, IO, 7 1/2s, 2037	179,256	35,983
Ser. 383, Class 88, IO, 7 1/2s, 2037	333,019	70,376
Ser. 383, Class 89, IO, 7 1/2s, 2037	259,628	55,229
Ser. 383, Class 87, IO, 7 1/2s, 2037	414,644	90,752
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	924,423	986,128
Ser. 02-T1, Class A3, 7 1/2s, 2031	377,199	402,104
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,583,414	1,684,034
Ser. 01-T5, Class A3, 7 1/2s, 2030	220,498	234,642
Ser. 01-T4, Class A1, 7 1/2s, 2028	4,901,866	5,267,487
Ser. 02-26, Class A1, 7s, 2048	1,368,579	1,444,248
Ser. 04-T3, Class 1A3, 7s, 2044	1,370,735	1,452,104
Ser. 04-T2, Class 1A3, 7s, 2043	1,033,746	1,095,228
Ser. 03-W3, Class 1A2, 7s, 2042	621,142	656,418
Ser. 02-T16, Class A2, 7s, 2042	1,277,178	1,351,398
Ser. 02-14, Class A1, 7s, 2042	338,561	356,622
Ser. 01-W3, Class A, 7s, 2041	432,880	457,265
Ser. 386, Class 24, IO, 7s, 2038	265,577	59,882
Ser. 386, Class 25, IO, 7s, 2038	282,745	64,193
Ser. 386, Class 22, IO, 7s, 2038	364,790	85,158
Ser. 386, Class 21, IO, 7s, 2037	412,275	96,122
Ser. 386, Class 23, IO, 7s, 2037	401,685	91,197
Ser. 383, Class 84, IO, 7s, 2037	376,641	91,652
Ser. 383, Class 85, IO, 7s, 2037	239,614	57,556
Ser. 383, Class 86, IO, 7s, 2037	188,825	45,357
Ser. 383, Class 79, IO, 7s, 2037	384,909	93,634
Ser. 383, Class 80, IO, 7s, 2037	834,700	206,839
Ser. 383, Class 81, IO, 7s, 2037	460,924	111,388
Ser. 383, Class 82, IO, 7s, 2037	457,087	106,933
Ser. 383, Class 83, IO, 7s, 2037	381,667	91,977
Ser. 05-W4, Class 1A3, 7s, 2035	1,637,324	1,737,406
Ser. 04-W1, Class 2A2, 7s, 2033	3,524,051	3,731,795
Ser. 386, Class 20, IO, 6 1/2s, 2038	400,230	92,375
Ser. 386, Class 14, IO, 6 1/2s, 2038	3,290,592	799,845
Ser. 386, Class 12, IO, 6 1/2s, 2038	2,152,083	516,363
Ser. 386, Class 19, IO, 6 1/2s, 2038	389,255	89,358
Ser. 386, Class 17, IO, 6 1/2s, 2037	598,284	143,742
Ser. 386, Class 16, IO, 6 1/2s, 2037	409,768	95,660
Ser. 383, Class 60, IO, 6 1/2s, 2037	1,898,933	496,281
Ser. 383, Class 62, IO, 6 1/2s, 2037	526,040	135,238
Ser. 383, Class 69, IO, 6 1/2s, 2037	299,286	77,167
Ser. 383, Class 63, IO, 6 1/2s, 2037	411,966	104,143
Ser. 383, Class 64, IO, 6 1/2s, 2037	761,989	197,110
Ser. 383, Class 67, IO, 6 1/2s, 2037	401,273	103,208
Ser. 383, Class 68, IO, 6 1/2s, 2037	194,097	49,900
Ser. 383, Class 58, IO, 6 1/2s, 2037	884,553	226,425
Ser. 383, Class 59, IO, 6 1/2s, 2037	557,033	140,465
Ser. 383, Class 61, IO, 6 1/2s, 2037	444,309	112,862
Ser. 383, Class 65, IO, 6 1/2s, 2037	525,047	136,652
Ser. 383, Class 66, IO, 6 1/2s, 2037	534,491	138,772
Ser. 383, Class 72, IO, 6 1/2s, 2037	2,119,447	536,834
Ser. 383, Class 77, IO, 6 1/2s, 2037	319,635	80,568
Ser. 383, Class 78, IO, 6 1/2s, 2037	326,696	82,248
Ser. 381, Class 14, IO, 6 1/2s, 2037	2,577,490	604,818
Ser. 381, Class 16, IO, 6 1/2s, 2037	585,636	151,763
Ser. 381, Class 15, IO, 6 1/2s, 2037	1,093,686	258,425
Ser. 383, Class 73, IO, 6 1/2s, 2037	725,099	182,205
Ser. 383, Class 76, IO, 6 1/2s, 2037	434,529	110,394
Ser. 383, Class 70, IO, 6 1/2s, 2037	1,121,204	281,928
Ser. 383, Class 74, IO, 6 1/2s, 2037	598,301	150,058
Ser. 383, Class 71, IO, 6 1/2s, 2036	473,795	118,382
Ser. 383, Class 75, IO, 6 1/2s, 2036	380,839	96,346
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,185,296	342,169
Ser. 383, Class 101, IO, 6 1/2s, 2022	183,198	30,417
Ser. 383, Class 102, IO, 6 1/2s, 2022	109,253	18,021
Ser. 389, Class 6, IO, 6s, 2038	126,251	33,222
Ser. 386, Class 10, IO, 6s, 2038	286,756	69,825
Ser. 386, Class 11, IO, 6s, 2038	191,749	47,371
Ser. 386, Class 8, IO, 6s, 2038	2,545,353	602,988
Ser. 383, Class 40, IO, 6s, 2038	3,647,318	898,760
Ser. 383, Class 41, IO, 6s, 2038	3,201,727	788,440

Ser. 383, Class 42, IO, 6s, 2038	2,314,722	571,840
Ser. 383, Class 43, IO, 6s, 2038	2,091,628	517,738
Ser. 383, Class 44, IO, 6s, 2038	1,910,512	471,982
Ser. 383, Class 45, IO, 6s, 2038	1,471,181	366,526
Ser. 383, Class 46, IO, 6s, 2038	1,278,729	318,579
Ser. 383, Class 47, IO, 6s, 2038	1,132,892	282,245
Ser. 383, Class 48, IO, 6s, 2038	1,016,493	253,738
Ser. 383, Class 52, IO, 6s, 2038	412,212	102,897
Ser. 386, Class 9, IO, 6s, 2038	1,832,099	446,025
Ser. 383, Class 28, IO, 6s, 2038	3,823,864	969,209
Ser. 383, Class 29, IO, 6s, 2038	3,415,832	866,855
Ser. 383, Class 30, IO, 6s, 2038	2,538,928	645,524
Ser. 383, Class 31, IO, 6s, 2038	2,240,463	569,639
Ser. 383, Class 32, IO, 6s, 2038	1,736,804	442,946
Ser. 383, Class 33, IO, 6s, 2038	1,487,362	378,641
Ser. 383, Class 37, IO, 6s, 2038	577,411	147,713
Ser. 386, Class 7, IO, 6s, 2038	2,237,537	577,252
Ser. 383, Class 34, IO, 6s, 2037	601,838	152,081
Ser. 383, Class 35, IO, 6s, 2037	497,419	125,540
Ser. 383, Class 36, IO, 6s, 2037	392,320	99,077
Ser. 383, Class 38, IO, 6s, 2037	245,112	62,049
Ser. 383, Class 50, IO, 6s, 2037	695,495	170,836
Ser. 386, Class 6, IO, 6s, 2037	1,073,682	267,354
Ser. 383, Class 39, IO, 6s, 2037	163,863	41,129
Ser. 383, Class 49, IO, 6s, 2037	523,099	128,815
Ser. 383, Class 51, IO, 6s, 2037	540,450	132,752
Ser. 383, Class 53, IO, 6s, 2037	199,262	49,131
Ser. 383, Class 54, IO, 6s, 2037	129,397	31,905
Ser. 383, Class 55, IO, 6s, 2037	108,200	26,783
Ser. 383, Class 56, IO, 6s, 2037	85,554	21,219
Ser. 383, Class 57, IO, 6s, 2037	330,101	81,550
Ser. 372, Class 2, IO, 6s, 2036	2,173,225	605,791
Ser. 383, Class 100, IO, 6s, 2022	188,792	31,307
Ser. 383, Class 98, IO, 6s, 2022	579,667	98,595
Ser. 383, Class 99, IO, 6s, 2022	255,510	42,290
Ser. 383, Class 18, IO, 5 1/2s, 2038	2,010,440	492,788
Ser. 383, Class 19, IO, 5 1/2s, 2038	1,833,510	449,420
Ser. 383, Class 25, IO, 5 1/2s, 2038	313,425	74,623
Ser. 386, Class 3, IO, 5 1/2s, 2037	1,112,249	270,796
Ser. 386, Class 4, IO, 5 1/2s, 2037	452,748	111,550
Ser. 386, Class 5, IO, 5 1/2s, 2037	290,746	72,521
Ser. 383, Class 14, IO, 5 1/2s, 2037	719,391	177,856
Ser. 383, Class 15, IO, 5 1/2s, 2037	278,025	67,576
Ser. 383, Class 16, IO, 5 1/2s, 2037	120,630	30,307
Ser. 383, Class 3, IO, 5 1/2s, 2037	3,174,542	791,431
Ser. 383, Class 4, IO, 5 1/2s, 2037	2,804,172	699,096
Ser. 383, Class 5, IO, 5 1/2s, 2037	1,780,444	443,875
Ser. 383, Class 6, IO, 5 1/2s, 2037	1,600,083	399,356
Ser. 383, Class 7, IO, 5 1/2s, 2037	1,576,608	392,751
Ser. 383, Class 10, IO, 5 1/2s, 2037	580,708	146,736
Ser. 383, Class 11, IO, 5 1/2s, 2037	403,916	101,285
Ser. 383, Class 12, IO, 5 1/2s, 2037	369,133	92,741
Ser. 383, Class 13, IO, 5 1/2s, 2037	372,079	93,481
Ser. 383, Class 8, IO, 5 1/2s, 2037	637,893	163,587
Ser. 383, Class 9, IO, 5 1/2s, 2037	608,381	139,283
Ser. 383, Class 20, IO, 5 1/2s, 2037	1,134,003	282,494
Ser. 383, Class 21, IO, 5 1/2s, 2037	1,072,681	267,218
Ser. 383, Class 22, IO, 5 1/2s, 2037	726,384	180,604
Ser. 383, Class 23, IO, 5 1/2s, 2037	655,305	162,931
Ser. 383, Class 24, IO, 5 1/2s, 2037	459,273	111,110
Ser. 383, Class 26, IO, 5 1/2s, 2037	337,483	84,234
Ser. 383, Class 27, IO, 5 1/2s, 2037	97,991	24,160
Ser. 379, Class 2, IO, 5 1/2s, 2037	370,357	103,518
Ser. 363, Class 2, IO, 5 1/2s, 2035	8,003,139	2,212,771
Ser. 383, Class 95, IO, 5 1/2s, 2022	912,878	158,186
Ser. 383, Class 97, IO, 5 1/2s, 2022	385,123	64,634
Ser. 383, Class 94, IO, 5 1/2s, 2022	458,844	78,529
Ser. 383, Class 96, IO, 5 1/2s, 2022	498,499	81,667
IFB Ser. 07-W6, Class 6A2, IO, 5.339s, 2037	2,538,259	279,308
IFB Ser. 06-90, Class SE, IO, 5.339s, 2036	2,645,588	343,819
IFB Ser. 03-66, Class SA, IO, 5.189s, 2033	3,264,391	383,183
Ser. 386, Class 1, IO, 5s, 2037	96,870	24,486
Ser. 383, Class 2, IO, 5s, 2037	300,556	76,533
Ser. 383, Class 92, IO, 5s, 2022	397,766	65,496
Ser. 383, Class 93, IO, 5s, 2022	215,617	36,089
IFB Ser. 07-W6, Class 5A2, IO, 4.829s, 2037	3,696,795	401,816
IFB Ser. 07-W4, Class 4A2, IO, 4.819s, 2037	16,332,448	1,683,443
IFB Ser. 07-W2, Class 3A2, IO, 4.819s, 2037	4,836,645	496,569
IFB Ser. 06-115, Class BI, IO, 4.799s, 2036	4,446,880	343,502
IFB Ser. 05-113, Class AI, IO, 4.769s, 2036	845,920	74,427
IFB Ser. 05-113, Class DI, IO, 4.769s, 2036	36,031,780	3,584,821
IFB Ser. 05-52, Class DC, IO, 4.739s, 2035	2,496,275	275,702
IFB Ser. 07-60, Class AX, IO, 4.689s, 2037	19,842,059	2,095,910
IFB Ser. 06-60, Class SI, IO, 4.689s, 2036	4,726,773	516,943
IFB Ser. 06-60, Class UI, IO, 4.689s, 2036	1,897,150	186,227
IFB Ser. 04-24, Class CS, IO, 4.689s, 2034	4,637,293	516,414
IFB Ser. 07-W7, Class 3A2, IO, 4.669s, 2037	6,936,925	680,214
IFB Ser. 03-122, Class SA, IO, 4.639s, 2028	5,801,832	396,165
IFB Ser. 03-122, Class SJ, IO, 4.639s, 2028	6,040,660	420,219
IFB Ser. 06-60, Class DI, IO, 4.609s, 2035	2,393,916	215,938
IFB Ser. 04-60, Class SW, IO, 4.589s, 2034	8,490,284	897,197

IFB Ser. 05-65, Class KI, IO, 4.539s, 2035	17,337,729	1,533,273
IFB Ser. 08-10, Class LI, IO, 4.519s, 2038	194,979	20,386
IFB Ser. 08-01, Class GI, IO, 4.499s, 2037	20,894,171	2,307,151
IFB Ser. 07-39, Class LI, IO, 4.309s, 2037	104,751	9,948
IFB Ser. 07-23, Class SI, IO, 4.309s, 2037	3,944,336	274,422
IFB Ser. 07-54, Class CI, IO, 4.299s, 2037	3,199,648	312,619
IFB Ser. 07-39, Class PI, IO, 4.299s, 2037	2,974,339	204,965
IFB Ser. 07-30, Class WI, IO, 4.299s, 2037	25,308,859	2,133,619
IFB Ser. 07-28, Class SE, IO, 4.289s, 2037	3,288,216	318,533
IFB Ser. 06-128, Class SH, IO, 4.289s, 2037	3,608,679	309,148
IFB Ser. 06-56, Class SM, IO, 4.289s, 2036	9,108,256	763,585
IFB Ser. 05-73, Class SI, IO, 4.289s, 2035	1,939,029	156,948
IFB Ser. 05-12, Class SC, IO, 4.289s, 2035	3,170,455	258,310
IFB Ser. 05-17, Class ES, IO, 4.289s, 2035	3,725,593	308,972
IFB Ser. 05-17, Class SY, IO, 4.289s, 2035	1,725,133	143,095
IFB Ser. 07-W5, Class 2A2, IO, 4.279s, 2037	1,519,302	124,583
IFB Ser. 07-30, Class IE, IO, 4.279s, 2037	8,856,078	982,137
IFB Ser. 06-123, Class CI, IO, 4.279s, 2037	7,400,553	702,737
IFB Ser. 06-123, Class UI, IO, 4.279s, 2037	3,248,010	302,657
IFB Ser. 05-82, Class SY, IO, 4.269s, 2035	7,521,403	610,179
IFB Ser. 05-45, Class EW, IO, 4.259s, 2035	2,630,851	213,949
IFB Ser. 05-45, Class SR, IO, 4.259s, 2035	10,039,920	815,639
IFB Ser. 07-15, Class BI, IO, 4.239s, 2037	5,289,094	483,899
IFB Ser. 06-126, Class CS, IO, 4.239s, 2037	2,049,267	187,264
IFB Ser. 06-16, Class SM, IO, 4.239s, 2036	2,843,055	254,976
IFB Ser. 05-95, Class CI, IO, 4.239s, 2035	4,356,891	426,966
IFB Ser. 05-84, Class SG, IO, 4.239s, 2035	7,234,020	686,716
IFB Ser. 05-57, Class NI, IO, 4.239s, 2035	1,659,059	136,126
IFB Ser. 05-54, Class SA, IO, 4.239s, 2035	7,160,113	606,376
IFB Ser. 05-23, Class SG, IO, 4.239s, 2035	5,612,801	519,671
IFB Ser. 05-17, Class SA, IO, 4.239s, 2035	4,895,925	481,421
IFB Ser. 05-17, Class SE, IO, 4.239s, 2035	5,311,361	474,500
IFB Ser. 05-57, Class DI, IO, 4.239s, 2035	10,856,209	906,338
IFB Ser. 05-83, Class QI, IO, 4.229s, 2035	1,186,267	123,013
IFB Ser. 06-128, Class GS, IO, 4.219s, 2037	3,596,151	340,456
Ser. 06-116, Class ES, IO, 4.189s, 2036	2,646,435	222,758
IFB Ser. 06-114, Class IS, IO, 4.189s, 2036	3,707,298	332,745
IFB Ser. 06-115, Class GI, IO, 4.179s, 2036	3,483,858	323,236
IFB Ser. 06-115, Class IE, IO, 4.179s, 2036	2,841,524	235,402
IFB Ser. 06-117, Class SA, IO, 4.179s, 2036	4,232,886	368,363
IFB Ser. 06-121, Class SD, IO, 4.179s, 2036	7,813,175	684,685
IFB Ser. 06-109, Class SG, IO, 4.169s, 2036	4,997,489	442,464
IFB Ser. 06-104, Class IM, IO, 4.159s, 2036	1,276,860	118,280
IFB Ser. 06-104, Class SY, IO, 4.159s, 2036	2,721,395	223,571
IFB Ser. 06-109, Class SH, IO, 4.159s, 2036	3,801,153	361,749
Ser. 06-104, Class SG, IO, 4.139s, 2036	6,056,421	466,599
IFB Ser. 07-W6, Class 4A2, IO, 4.139s, 2037	15,027,069	1,386,998
IFB Ser. 06-128, Class SC, IO, 4.139s, 2037	11,893,316	1,039,985
IFB Ser. 06-43, Class SI, IO, 4.139s, 2036	11,000,263	973,171
IFB Ser. 06-44, Class IS, IO, 4.139s, 2036	5,251,086	444,906
IFB Ser. 06-8, Class JH, IO, 4.139s, 2036	13,100,508	1,228,203
IFB Ser. 05-122, Class SG, IO, 4.139s, 2035	2,876,109	252,484
IFB Ser. 05-95, Class OI, IO, 4.129s, 2035	664,698	80,507
IFB Ser. 06-92, Class JI, IO, 4.119s, 2036	2,699,650	247,578
IFB Ser. 06-92, Class LI, IO, 4.119s, 2036	4,183,014	367,991
IFB Ser. 06-96, Class ES, IO, 4.119s, 2036	4,557,811	397,317
IFB Ser. 06-99, Class AS, IO, 4.119s, 2036	3,180,163	282,549
IFB Ser. 06-85, Class TS, IO, 4.099s, 2036	6,185,043	503,361
IFB Ser. 06-61, Class SE, IO, 4.089s, 2036	6,226,651	470,726
IFB Ser. 07-75, Class PI, IO, 4.079s, 2037	4,473,149	364,839
IFB Ser. 07-76, Class SA, IO, 4.079s, 2037	4,965,327	467,458
IFB Ser. 07-W7, Class 2A2, IO, 4.069s, 2037	11,881,803	1,061,474
IFB Ser. 07-88, Class MI, IO, 4.059s, 2037	3,066,469	225,566
Ser. 06-94, Class NI, IO, 4.039s, 2036	2,977,241	223,268
IFB Ser. 07-116, Class IA, IO, 4.039s, 2037	17,025,668	1,462,505
IFB Ser. 07-103, Class AI, IO, 4.039s, 2037	20,608,039	1,744,824
IFB Ser. 07-1, Class NI, IO, 4.039s, 2037	11,018,830	856,406
IFB Ser. 07-15, Class NI, IO, 4.039s, 2022	5,672,502	437,606
IFB Ser. 08-3, Class SC, IO, 3.989s, 2038	3,209,340	264,394
IFB Ser. 07-109, Class XI, IO, 3.989s, 2037	2,625,146	227,472
IFB Ser. 07-109, Class YI, IO, 3.989s, 2037	4,902,411	372,651
IFB Ser. 07-W8, Class 2A2, IO, 3.989s, 2037	9,063,935	769,957
IFB Ser. 07-88, Class JI, IO, 3.989s, 2037	5,503,268	460,269
IFB Ser. 07-54, Class KI, IO, 3.979s, 2037	2,274,619	132,195
IFB Ser. 07-30, Class JS, IO, 3.979s, 2037	7,519,683	627,416
IFB Ser. 07-30, Class LI, IO, 3.979s, 2037	11,532,572	992,614
IFB Ser. 07-W2, Class 1A2, IO, 3.969s, 2037	3,052,357	274,269
IFB Ser. 07-106, Class SN, IO, 3.949s, 2037	4,925,426	385,144
IFB Ser. 07-54, Class IA, IO, 3.949s, 2037	3,984,484	338,612
IFB Ser. 07-54, Class IB, IO, 3.949s, 2037	3,984,484	338,612
IFB Ser. 07-54, Class IC, IO, 3.949s, 2037	3,984,484	338,612
IFB Ser. 07-54, Class ID, IO, 3.949s, 2037	3,984,484	338,612
IFB Ser. 07-54, Class IE, IO, 3.949s, 2037	3,984,484	338,612
IFB Ser. 07-54, Class IF, IO, 3.949s, 2037	5,927,812	501,400
IFB Ser. 07-54, Class NI, IO, 3.949s, 2037	3,425,343	299,570
IFB Ser. 07-54, Class UI, IO, 3.949s, 2037	4,947,063	468,982
IFB Ser. 07-109, Class AI, IO, 3.939s, 2037	14,453,406	1,253,018
IFB Ser. 07-91, Class AS, IO, 3.939s, 2037	2,936,947	232,268
IFB Ser. 07-91, Class HS, IO, 3.939s, 2037	3,424,296	267,523
IFB Ser. 07-15, Class CI, IO, 3.919s, 2037	13,768,390	1,155,019
IFB Ser. 06-123, Class BI, IO, 3.919s, 2037	16,806,207	1,383,736

IFB Ser. 06-115, Class JI, IO, 3.919s, 2036	9,993,295	839,065
IFB Ser. 07-109, Class PI, IO, 3.889s, 2037	4,630,113	378,532
IFB Ser. 06-123, Class LI, IO, 3.859s, 2037	6,656,409	535,658
IFB Ser. 08-1, Class NI, IO, 3.789s, 2037	7,943,068	584,927
IFB Ser. 07-116, Class BI, IO, 3.789s, 2037	15,774,532	1,158,280
IFB Ser. 08-01, Class AI, IO, 3.789s, 2037	25,364,199	2,102,120
IFB Ser. 08-10, Class GI, IO, 3.769s, 2038	5,414,926	347,134
IFB Ser. 08-1, Class HI, IO, 3.739s, 2037	11,822,147	952,011
IFB Ser. 07-39, Class AI, IO, 3.659s, 2037	6,973,715	506,197
IFB Ser. 07-32, Class SD, IO, 3.649s, 2037	4,715,726	353,127
IFB Ser. 07-30, Class UI, IO, 3.639s, 2037	3,879,341	291,844
IFB Ser. 07-32, Class SC, IO, 3.639s, 2037	6,258,647	475,244
IFB Ser. 07-1, Class CI, IO, 3.639s, 2037	4,531,141	335,051
IFB Ser. 05-74, Class SE, IO, 3.639s, 2035	8,802,189	541,507
IFB Ser. 05-82, Class SI, IO, 3.639s, 2035	13,983,604	887,454
IFB Ser. 05-14, Class SE, IO, 3.589s, 2035	6,173,341	411,226
IFB Ser. 05-58, Class IK, IO, 3.539s, 2035	5,325,278	475,696
IFB Ser. 08-1, Class BI, IO, 3.449s, 2038	24,764,057	1,515,513
IFB Ser. 07-75, Class ID, IO, 3.409s, 2037	4,042,941	290,979
Ser. 03-W12, Class 2, IO, 2.219s, 2043	4,741,329	310,307
Ser. 03-W10, Class 3, IO, 1.939s, 2043	7,154,280	413,544
Ser. 03-W10, Class 1, IO, 1.918s, 2043	18,659,512	1,045,029
Ser. 03-W8, Class 12, IO, 1.636s, 2042	33,813,301	1,835,714
FRB Ser. 03-W17, Class 12, IO, 1.148s, 2033	8,974,641	315,862
Ser. 03-W19, IO, 1.091s, 2033	1,034,166	37,149
Ser. 03-T2, Class 2, IO, 0.811s, 2042	53,171,142	1,487,770
Ser. 03-W10, Class 3A, IO, 0.727s, 2043	720,009	13,094
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	20,569,679	448,096
Ser. 03-W10, Class 1A, IO, 0.681s, 2043	598,155	9,034
Ser. 03-W6, Class 51, IO, 0.675s, 2042	13,802,975	279,683
Ser. 03-18, Class X1, IO, 0.667s, 2042	24,779,426	461,519
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	16,828,816	1,069,628
Ser. 01-T12, Class IO, 0.565s, 2041	23,600,605	392,920
Ser. 03-W2, Class 1, IO, 0.467s, 2042	27,511,383	392,583
Ser. 02-T4, IO, 0.45s, 2041	13,351,659	165,243
Ser. 01-50, Class B1, IO, 0.446s, 2041	3,397,888	36,842
Ser. 03-W3, Class 1, IO, 0.439s, 2042	18,619,367	195,462
Ser. 02-T1, Class IO, IO, 0.422s, 2031	21,284,869	263,016
Ser. 03-W6, Class 3, IO, 0.367s, 2042	19,296,240	218,467
Ser. 03-W6, Class 23, IO, 0.352s, 2042	20,181,010	248,577
Ser. 03-34, Class P1, Principal Only (PO), zero %, 2043	95,455	62,084
Ser. 08-33, PO, zero %, 2038	492,856	334,999
Ser. 08-9, PO, zero %, 2038	356,694	257,543
Ser. 07-112, Class EO, PO, zero %, 2037	415,340	292,503
Ser. 07-89, Class PO, PO, zero %, 2037	703,443	498,536
Ser. 07-64, Class LO, PO, zero %, 2037	1,790,371	1,286,410
Ser. 07-47, Class B0, PO, zero %, 2037	349,850	255,833
Ser. 07-14, Class KO, PO, zero %, 2037	820,831	588,568
Ser. 06-125, Class MO, PO, zero %, 2037	1,259,959	917,776
Ser. 06-125, Class OX, PO, zero %, 2037	328,457	222,024
Ser. 06-116, Class OD, PO, zero %, 2036	281,674	197,598
Ser. 06-117, Class OA, PO, zero %, 2036	593,677	453,962
Ser. 06-81, Class OP, PO, zero %, 2036	198,702	142,234
Ser. 06-84, Class OT, PO, zero %, 2036	149,095	111,398
Ser. 06-56, Class XF, zero %, 2036	292,739	257,472
Ser. 06-46, Class OC, PO, zero %, 2036	306,154	221,803
Ser. 06-16, Class OG, PO, zero %, 2036	112,593	78,308
Ser. 04-38, Class AO, PO, zero %, 2034	4,533,655	3,235,664
Ser. 04-61, Class CO, PO, zero %, 2031	4,456,687	3,642,270
Ser. 07-15, Class IM, IO, zero %, 2009	4,351,528	2,771
Ser. 07-16, Class TS, IO, zero %, 2009	18,429,087	64,627
FRB Ser. 07-76, Class SF, zero %, 2037	182,279	168,597
FRB Ser. 06-115, Class SN, zero %, 2036	1,567,688	1,497,368
FRB Ser. 06-104, Class EK, zero %, 2036	412,236	383,512
FRB Ser. 05-117, Class GF, zero %, 2036	217,409	164,488
FRB Ser. 05-65, Class ER, zero %, 2035	3,126,661	2,671,673
FRB Ser. 05-57, Class UL, zero %, 2035	2,747,272	2,427,574
FRB Ser. 05-36, Class QA, zero %, 2035	594,905	492,723
FRB Ser. 05-65, Class CU, zero %, 2034	389,251	461,383
FRB Ser. 05-81, Class DF, zero %, 2033	308,915	281,941
FRB Ser. 06-1, Class HF, zero %, 2032	278,870	255,108
IFB Ser. 06-75, Class FY, zero %, 2036	610,225	610,455
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	242,944	261,699
Ser. T-58, Class 4A, 7 1/2s, 2043	1,288,218	1,379,013
Ser. T-51, Class 2A, 7 1/2s, 2042	1,383,284	1,474,427
Ser. T-42, Class A5, 7 1/2s, 2042	914,918	973,949
Ser. T-60, Class 1A2, 7s, 2044	4,275,328	4,526,554
Ser. T-41, Class 2A, 7s, 2032	97,701	102,860
IFB Ser. T-56, Class 2ASI, IO, 5.639s, 2043	2,450,618	285,650
Ser. T-56, Class A, IO, 0.524s, 2043	11,739,307	195,939
Ser. T-56, Class 3, IO, 0.366s, 2043	11,773,662	154,053
Ser. T-56, Class 1, IO, 0.285s, 2043	15,106,119	130,557
Ser. T-56, Class 2, IO, 0.028s, 2043	13,832,990	42,170
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	4,398,693	4,408,455
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.74s, 2035	2,617,251	1,884,421
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.679s, 2033	39,227,615	1,237,355

First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	3,492,000	3,691,351
Ser. 97-C2, Class G, 7 1/2s, 2029	1,156,000	987,090
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	4,500,000	4,305,780
Freddie Mac
IFB Ser. 3360, Class SB, 28.98s, 2037	1,383,446	1,842,707
IFB Ser. 3339, Class WS, 28.157s, 2037	1,882,147	2,533,132
IFB Ser. 3339, Class JS, 26.861s, 2037	1,640,271	2,095,002
IFB Ser. 3202, Class PS, 24.495s, 2036	968,756	1,216,250
IFB Ser. 3349, Class SA, 24.255s, 2037	6,364,540	7,868,034
IFB Ser. 3331, Class SE, 24.255s, 2037	1,550,259	1,877,310
IFB Ser. 3202, Class HM, 20.962s, 2036	703,004	848,449
IFB Ser. 3153, Class JS, 20.813s, 2036	78,267	89,069
IFB Ser. 3182, Class PS, 18.77s, 2032	2,615,854	3,130,532
IFB Ser. 3081, Class DC, 18.101s, 2035	1,613,493	1,812,750
IFB Ser. 3114, Class GK, 16.57s, 2036	1,131,189	1,246,787
IFB Ser. 3360, Class SC, 16.546s, 2037	2,752,466	2,884,882
IFB Ser. 3408, Class EK, 15.904s, 2037	4,790,723	5,052,888
IFB Ser. 2976, Class KL, 15.372s, 2035	2,964,087	3,231,690
IFB Ser. 2990, Class DP, 15.263s, 2034	2,527,775	2,755,383
IFB Ser. 2979, Class AS, 15.262s, 2034	713,767	759,833
IFB Ser. 3149, Class SU, 12.904s, 2036	1,394,164	1,421,614
IFB Ser. 3065, Class DC, 12.488s, 2035	2,604,133	2,636,930
IFB Ser. 3012, Class FS, 10.731s, 2035	75,814	75,729
IFB Ser. 2990, Class WP, 10.688s, 2035	1,763,189	1,795,236
IFB Ser. 2990, Class LB, 10.665s, 2034	3,047,285	3,002,551
IFB Ser. 2927, Class SI, IO, 6.043s, 2035	4,124,583	537,872
IFB Ser. 2828, Class GI, IO, 5.043s, 2034	4,854,910	552,444
IFB Ser. 3184, Class SP, IO, 4.893s, 2033	5,043,075	476,581
IFB Ser. 2869, Class SH, IO, 4.843s, 2034	2,202,127	180,049
IFB Ser. 2869, Class JS, IO, 4.793s, 2034	10,649,684	869,445
IFB Ser. 2882, Class LS, IO, 4.743s, 2034	4,697,496	496,791
IFB Ser. 3203, Class SH, IO, 4.683s, 2036	2,846,144	318,244
IFB Ser. 2815, Class PT, IO, 4.593s, 2032	4,854,468	403,740
IFB Ser. 2828, Class TI, IO, 4.593s, 2030	2,257,575	187,531
IFB Ser. 3397, Class GS, IO, 4.543s, 2037	2,677,621	230,150
IFB Ser. 3297, Class BI, IO, 4.303s, 2037	11,964,090	1,147,037
IFB Ser. 3287, Class SD, IO, 4.293s, 2037	4,726,200	432,116
IFB Ser. 3281, Class BI, IO, 4.293s, 2037	2,310,080	209,671
IFB Ser. 3281, Class CI, IO, 4.293s, 2037	3,629,800	331,019
IFB Ser. 3249, Class SI, IO, 4.293s, 2036	2,366,286	229,316
IFB Ser. 3028, Class ES, IO, 4.293s, 2035	12,252,951	1,115,997
IFB Ser. 2922, Class SE, IO, 4.293s, 2035	5,714,221	438,953
IFB Ser. 3045, Class DI, IO, 4.273s, 2035	12,549,546	1,031,389
IFB Ser. 3236, Class ES, IO, 4.243s, 2036	4,586,004	343,375
IFB Ser. 3136, Class NS, IO, 4.243s, 2036	7,301,105	588,481
IFB Ser. 3118, Class SD, IO, 4.243s, 2036	9,178,207	672,232
IFB Ser. 3107, Class DC, IO, 4.243s, 2035	12,988,443	1,219,352
IFB Ser. 2927, Class ES, IO, 4.243s, 2035	3,217,129	234,054
IFB Ser. 2950, Class SM, IO, 4.243s, 2016	6,440,904	542,530
IFB Ser. 3256, Class S, IO, 4.233s, 2036	5,476,630	521,528
IFB Ser. 3031, Class BI, IO, 4.232s, 2035	2,358,926	240,149
IFB Ser. 3244, Class SB, IO, 4.203s, 2036	3,307,643	299,652
IFB Ser. 3244, Class SG, IO, 4.203s, 2036	3,855,171	355,374
IFB Ser. 3236, Class IS, IO, 4.193s, 2036	6,002,054	531,309
IFB Ser. 2962, Class BS, IO, 4.193s, 2035	13,567,229	1,142,743
IFB Ser. 3114, Class TS, IO, 4.193s, 2030	25,717,422	1,871,357
IFB Ser. 3128, Class JI, IO, 4.173s, 2036	7,982,054	740,786
IFB Ser. 2990, Class LI, IO, 4.173s, 2034	4,637,038	445,345
IFB Ser. 3240, Class S, IO, 4.163s, 2036	11,592,429	1,046,436
IFB Ser. 3229, Class BI, IO, 4.163s, 2036	1,039,850	74,041
IFB Ser. 3153, Class JI, IO, 4.163s, 2036	5,722,605	456,794
IFB Ser. 3065, Class DI, IO, 4.163s, 2035	1,800,251	178,266
IFB Ser. 3145, Class GI, IO, 4.143s, 2036	6,561,818	630,601
IFB Ser. 3114, Class GI, IO, 4.143s, 2036	2,706,826	280,479
IFB Ser. 3339, Class JI, IO, 4.133s, 2037	11,841,522	943,767
IFB Ser. 3218, Class AS, IO, 4.123s, 2036	4,143,276	365,739
IFB Ser. 3221, Class SI, IO, 4.123s, 2036	4,847,043	417,833
IFB Ser. 3153, Class UI, IO, 4.113s, 2036	12,217,744	1,278,520
IFB Ser. 3202, Class PI, IO, 4.083s, 2036	13,398,604	1,161,951
IFB Ser. 3355, Class MI, IO, 4.043s, 2037	3,134,713	251,937
IFB Ser. 3201, Class SG, IO, 4.043s, 2036	6,144,261	529,310
IFB Ser. 3203, Class SE, IO, 4.043s, 2036	5,533,547	470,593
IFB Ser. 3238, Class LI, IO, 4.033s, 2036	86,209	7,225
IFB Ser. 3171, Class PS, IO, 4.028s, 2036	5,346,075	434,963
IFB Ser. 3152, Class SY, IO, 4.023s, 2036	5,893,531	538,925
IFB Ser. 3366, Class SA, IO, 3.993s, 2037	160,228	13,396
IFB Ser. 3284, Class BI, IO, 3.993s, 2037	3,780,401	309,238
IFB Ser. 3260, Class SA, IO, 3.993s, 2037	3,757,279	288,615
IFB Ser. 3199, Class S, IO, 3.993s, 2036	3,229,827	275,411
IFB Ser. 3284, Class LI, IO, 3.983s, 2037	15,283,844	1,296,764
IFB Ser. 3281, Class AI, IO, 3.973s, 2037	14,056,424	1,203,581
IFB Ser. 3311, Class EI, IO, 3.953s, 2037	3,781,337	322,199
IFB Ser. 3311, Class IA, IO, 3.953s, 2037	5,652,594	490,728
IFB Ser. 3311, Class IB, IO, 3.953s, 2037	5,652,594	492,838
IFB Ser. 3311, Class IC, IO, 3.953s, 2037	5,652,594	490,728
IFB Ser. 3311, Class ID, IO, 3.953s, 2037	5,652,594	490,728
IFB Ser. 3311, Class IE, IO, 3.953s, 2037	8,105,927	703,713
IFB Ser. 3240, Class GS, IO, 3.923s, 2036	6,928,139	574,472

IFB Ser. 3416, Class BI, IO, 3.793s, 2038	335,582	26,716
IFB Ser. 3339, Class TI, IO, 3.683s, 2037	6,241,518	477,671
IFB Ser. 3284, Class CI, IO, 3.663s, 2037	10,628,640	797,659
IFB Ser. 3016, Class SQ, IO, 3.653s, 2035	4,951,662	313,064
IFB Ser. 3424, Class UI, IO, 3.303s, 2037	117,621	7,463
Ser. 3403, PO, zero %, 2037	131,366	96,509
Ser. 3366, Class AO, PO, zero %, 2037	275,335	192,645
Ser. 3369, Class BO, PO, zero %, 2037	89,546	63,208
Ser. 246, PO, zero %, 2037	5,627,616	4,094,230
Ser. 3391, PO, zero %, 2037	268,562	190,133
Ser. 3292, Class DO, PO, zero %, 2037	378,811	273,320
Ser. 3292, Class OA, PO, zero %, 2037	262,965	181,886
Ser. 3296, Class OK, PO, zero %, 2037	390,988	271,283
Ser. 3274, Class MO, PO, zero %, 2037	119,233	83,642
Ser. 3300, PO, zero %, 2037	2,787,122	2,053,682
Ser. 3252, Class LO, PO, zero %, 2036	1,578,235	1,139,581
Ser. 3255, Class CO, PO, zero %, 2036	538,679	381,665
Ser. 3218, Class AO, PO, zero %, 2036	134,307	97,742
Ser. 239, PO, zero %, 2036	13,976,259	10,105,461
Ser. 3206, Class EO, PO, zero %, 2036	222,788	167,534
Ser. 3175, Class MO, PO, zero %, 2036	569,543	405,478
Ser. 3210, PO, zero %, 2036	99,178	72,599
Ser. 3139, Class CO, PO, zero %, 2036	1,382,248	973,516
Ser. 2587, Class CO, PO, zero %, 2032	4,558,077	3,567,768
FRB Ser. 3349, Class DO, zero %, 2037	329,195	296,820
FRB Ser. 3327, Class YF, zero %, 2037	1,290,339	1,218,906
FRB Ser. 3326, Class XF, zero %, 2037	1,945,096	1,680,476
FRB Ser. 3326, Class YF, zero %, 2037	4,060,035	4,044,138
FRB Ser. 3263, Class TA, zero %, 2037	411,582	418,829
FRB Ser. 3241, Class FH, zero %, 2036	912,135	765,973
FRB Ser. 3341, Class FA, zero %, 2036	130,542	119,131
FRB Ser. 3231, Class XB, zero %, 2036	657,519	637,185
FRB Ser. 3283, Class HF, zero %, 2036	109,560	108,724
FRB Ser. 3231, Class X, zero %, 2036	496,907	494,447
FRB Ser. 3147, Class SF, zero %, 2036	1,878,411	1,649,043
FRB Ser. 3117, Class AF, zero %, 2036	255,346	201,573
FRB Ser. 3326, Class WF, zero %, 2035	2,774,657	2,334,610
FRB Ser. 3036, Class AS, zero %, 2035	264,773	220,999
FRB Ser. 3003, Class XF, zero %, 2035	2,618,190	2,229,436
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.074s, 2043	119,662,599	744,918
Ser. 07-C1, Class XC, IO, 0.067s, 2019	240,932,537	1,304,029
Ser. 05-C3, Class XC, IO, 0.06s, 2045	288,705,364	1,221,452
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.878s, 2036	488,000	498,883
Ser. 01-C2, Class A1, 6 1/4s, 2034	133,651	133,803
Ser. 97-C1, Class X, IO, 1.277s, 2029	4,637,815	241,604
Ser. 05-C1, Class X1, IO, 0.185s, 2043	99,852,340	1,125,342
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	2,095,341	2,006,511
Ser. 06-C1, Class XC, IO, 0.064s, 2045	171,592,776	957,534
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 44.902s, 2037	4,249,538	6,986,598
IFB Ser. 07-38, Class AS, 32s, 2037	3,791,857	5,261,369
IFB Ser. 06-34, Class SA, 24.791s, 2036	435,527	540,683
IFB Ser. 07-51, Class SP, 24.731s, 2037	2,162,652	2,654,334
IFB Ser. 07-44, Class SP, 23.592s, 2036	2,058,387	2,599,514
IFB Ser. 07-35, Class DK, 19.988s, 2035	971,520	1,155,354
IFB Ser. 05-66, Class SP, 12.633s, 2035	1,566,321	1,578,854
IFB Ser. 05-7, Class JM, 11.316s, 2034	2,892,260	3,012,314
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	77,414	19,705
IFB Ser. 06-69, Class SI, IO, 4.922s, 2036	104,183	11,037
IFB Ser. 06-62, Class SI, IO, 4.922s, 2036	4,316,830	393,306
IFB Ser. 07-1, Class SL, IO, 4.902s, 2037	2,003,290	187,512
IFB Ser. 07-1, Class SM, IO, 4.892s, 2037	2,002,560	186,877
IFB Ser. 05-68, Class PU, IO, 4.842s, 2032	87,681	9,707
IFB Ser. 04-59, Class SC, IO, 4.74s, 2034	2,603,396	268,519
IFB Ser. 07-49, Class NY, IO, 4.642s, 2035	14,180,114	1,265,851
IFB Ser. 07-26, Class SG, IO, 4.392s, 2037	6,381,558	572,276
IFB Ser. 07-9, Class BI, IO, 4.362s, 2037	12,645,950	1,041,301
IFB Ser. 07-31, Class CI, IO, 4.352s, 2037	3,351,792	265,678
IFB Ser. 07-25, Class SA, IO, 4.342s, 2037	4,477,905	343,231
IFB Ser. 07-25, Class SB, IO, 4.342s, 2037	8,688,593	712,586
IFB Ser. 07-22, Class S, IO, 4.342s, 2037	3,552,708	339,376
IFB Ser. 07-11, Class SA, IO, 4.342s, 2037	3,371,627	293,180
IFB Ser. 07-14, Class SB, IO, 4.342s, 2037	3,262,687	284,559
IFB Ser. 06-69, Class SA, IO, 4.342s, 2036	199,918	17,703
IFB Ser. 07-26, Class SD, IO, 4.34s, 2037	6,286,162	520,288
IFB Ser. 07-26, Class SL, IO, 4.34s, 2037	637,831	56,342
IFB Ser. 07-51, Class SJ, IO, 4.292s, 2037	4,152,634	369,000
IFB Ser. 07-58, Class PS, IO, 4.242s, 2037	17,125,131	1,412,840
IFB Ser. 07-59, Class PS, IO, 4.212s, 2037	3,174,321	256,787
IFB Ser. 07-59, Class SP, IO, 4.212s, 2037	8,489,057	698,615
IFB Ser. 07-68, Class PI, IO, 4.192s, 2037	4,324,948	357,548
IFB Ser. 06-38, Class SG, IO, 4.192s, 2033	13,053,935	992,660
IFB Ser. 07-48, Class SB, IO, 4.19s, 2037	5,192,045	366,922
IFB Ser. 07-53, Class SG, IO, 4.142s, 2037	2,473,493	179,505
IFB Ser. 08-3, Class SA, IO, 4.092s, 2038	7,728,655	523,004
IFB Ser. 07-79, Class SY, IO, 4.092s, 2037	12,355,623	833,221
IFB Ser. 07-64, Class AI, IO, 4.092s, 2037	34,330,720	2,533,519
IFB Ser. 07-53, Class ES, IO, 4.092s, 2037	3,661,549	216,954

IFB Ser. 07-17, Class AI, IO, 4.09s, 2037	14,182,792	1,090,409
IFB Ser. 07-10, Class SB, IO, 4.062s, 2037	554,530	44,279
IFB Ser. 08-4, Class SA, IO, 4.058s, 2038	18,652,678	1,246,815
IFB Ser. 07-67, Class SI, IO, 4.052s, 2037	14,593,018	948,546
IFB Ser. 07-9, Class DI, IO, 4.052s, 2037	6,444,979	477,921
IFB Ser. 07-57, Class QA, IO, 4.042s, 2037	8,334,510	596,853
IFB Ser. 07-58, Class SA, IO, 4.042s, 2037	27,620,376	1,849,460
IFB Ser. 07-58, Class SC, IO, 4.042s, 2037	5,986,676	379,972
IFB Ser. 07-61, Class SA, IO, 4.042s, 2037	4,455,231	322,377
IFB Ser. 07-53, Class SC, IO, 4.042s, 2037	3,992,607	239,301
IFB Ser. 06-28, Class GI, IO, 4.042s, 2035	5,378,560	404,021
IFB Ser. 07-9, Class AI, IO, 4.04s, 2037	5,443,573	461,586
IFB Ser. 07-58, Class SD, IO, 4.032s, 2037	5,648,820	353,890
IFB Ser. 07-59, Class SD, IO, 4.012s, 2037	14,034,699	919,062
IFB Ser. 06-49, Class SA, IO, 4.002s, 2036	238,281	17,716
IFB Ser. 05-65, Class SI, IO, 3.892s, 2035	5,171,804	400,308
IFB Ser. 07-17, Class IB, IO, 3.792s, 2037	2,696,205	180,781
IFB Ser. 06-14, Class S, IO, 3.792s, 2036	5,051,309	363,725
IFB Ser. 07-17, Class IC, IO, 3.79s, 2037	7,217,922	470,676
IFB Ser. 06-11, Class ST, IO, 3.782s, 2036	3,174,300	226,150
IFB Ser. 07-27, Class SD, IO, 3.742s, 2037	3,193,354	240,419
IFB Ser. 07-19, Class SJ, IO, 3.742s, 2037	5,469,418	340,094
IFB Ser. 07-23, Class ST, IO, 3.742s, 2037	6,850,222	412,376
IFB Ser. 07-8, Class SA, IO, 3.742s, 2037	4,750,213	328,173
IFB Ser. 07-9, Class CI, IO, 3.742s, 2037	8,426,773	550,291
IFB Ser. 07-7, Class EI, IO, 3.742s, 2037	5,669,213	351,673
IFB Ser. 07-7, Class JI, IO, 3.742s, 2037	8,980,753	613,523
IFB Ser. 07-1, Class S, IO, 3.742s, 2037	7,158,903	446,572
IFB Ser. 07-3, Class SA, IO, 3.742s, 2037	6,832,991	425,135
IFB Ser. 07-25, Class KS, IO, 3.74s, 2037	1,163,054	89,711
IFB Ser. 07-21, Class S, IO, 3.74s, 2037	7,342,863	471,808
IFB Ser. 07-31, Class AI, IO, 3.72s, 2037	3,547,020	323,339
IFB Ser. 07-43, Class SC, IO, 3.64s, 2037	4,625,904	284,276
IFB Ser. 07-73, Class MI, IO, 3.542s, 2037	15,223,489	808,870
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	7,875,558	4,531
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	23,060,602	13,228
Ser. 07-73, Class MO, PO, zero %, 2037	1,171,038	824,930
Ser. 99-31, Class MP, PO, zero %, 2029	82,921	72,235
FRB Ser. 07-73, Class KI, IO, zero %, 2037	11,710,376	309,607
FRB Ser. 07-73, Class KM, zero %, 2037	1,171,038	1,142,974
FRB Ser. 07-49, Class UF, zero %, 2037	330,398	301,712
FRB Ser. 07-35, Class UF, zero %, 2037	537,406	536,495
FRB Ser. 07-22, Class TA, zero %, 2037	372,748	386,764
FRB Ser. 98-2, Class EA, PO, zero %, 2028	737,612	619,365
GS Mortgage Securities Corp. II 144A Ser. 06-GG8,
Class X, IO, 0.672s, 2039	35,698,451	1,108,604
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 4.041s, 2045	6,808,534	136,171
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.063s, 2037	235,245,985	808,658
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.323s, 2039	33,028,982	572,846
Ser. 05-GG3, Class XC, IO, 0.151s, 2042	120,846,457	1,689,962
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	3,813,000	3,690,902
Ser. 06-GG6, Class A2, 5.506s, 2038	3,917,000	3,901,802
Ser. 05-GG4, Class A4, 4.761s, 2039	127,000	118,988
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	1,627,000	1,618,426
FRB Ser. 07-EOP, Class J, 3.313s, 2009	610,000	555,100
Ser. 04-C1, Class X1, IO, 0.596s, 2028	33,023,955	259,290
Ser. 05-GG4, Class XC, IO, 0.213s, 2039	131,875,222	2,065,702
Ser. 03-C1, Class X1, IO, 0.209s, 2040	26,969,692	534,001
Ser. 06-GG6, Class XC, IO, 0.042s, 2038	146,168,626	399,680
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	347,805	341,732
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	1,009,050	978,535
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	773,129	777,900
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	1,076,455	1,035,751
Ser. 05-RP1, Class 1A3, 8s, 2035	114,081	111,617
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,199,244	1,206,645
IFB Ser. 04-4, Class 1AS, IO, 3.552s, 2034	10,230,435	682,363
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.835s, 2035	2,242,038	2,062,675
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	337,256	33,726
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.133s, 2037	5,188,440	4,046,984
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.571s, 2037	7,187,266	6,031,970
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR11, Class 1A1, 5.649s, 2037	4,704,662	2,869,844
FRB Ser. 05-AR31, Class 3A1, 5.639s, 2036	6,315,634	4,420,944
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	1,171,000	1,175,988
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	8,761,000	7,955,338
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	41,526,000	40,073,005
Ser. 07-CB20, Class A3, 5.863s, 2051	9,549,000	9,110,605
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	4,755,000	4,534,748
Ser. 06-CB15, Class A4, 5.814s, 2043	6,028,000	5,808,565

Ser. 07-CB20, Class A4, 5.794s, 2051	6,219,000	5,744,988
Ser. 06-CB14, Class A4, 5.481s, 2044	5,624,000	5,345,443
FRB Ser. 04-PNC1, Class A4, 5.37s, 2041	48,000	46,814
Ser. 05-CB12, Class A4, 4.895s, 2037	128,000	119,611
Ser. 04-C3, Class A5, 4.878s, 2042	122,000	114,552
Ser. 05-LDP2, Class AM, 4.78s, 2042	2,030,000	1,835,431
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	47,348,296	1,448,858
Ser. 06-CB17, Class X, IO, 0.513s, 2043	57,600,424	1,753,357
Ser. 06-LDP9, Class X, IO, 0.455s, 2047	36,619,345	871,159
Ser. 07-LDPX, Class X, IO, 0.347s, 2049	71,064,203	1,215,886
Ser. 06-CB16, Class X1, IO, 0.073s, 2045	53,973,013	685,457
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	297,362,041	227,580
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	1,515,000	1,509,685
Ser. 03-ML1A, Class X1, IO, 0.585s, 2039	16,028,908	561,012
Ser. 05-LDP2, Class X1, IO, 0.192s, 2042	235,480,801	3,540,645
Ser. 05-LDP1, Class X1, IO, 0.119s, 2046	69,131,974	535,657
Ser. 05-CB12, Class X1, IO, 0.102s, 2037	68,509,076	592,882
Ser. 05-LDP3, Class X1, IO, 0.073s, 2042	170,431,726	1,123,500
Ser. 06-CB14, Class X1, IO, 0.062s, 2044	58,140,184	210,952
Ser. 05-LDP5, Class X1, IO, 0.061s, 2044	443,279,453	1,729,388
Ser. 07-CB20, Class X1, IO, 0.058s, 2051	121,623,454	1,309,885
Ser. 06-LDP6, Class X1, IO, 0.058s, 2043	94,854,511	422,307
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	926,463	869,235
Ser. 99-C1, Class G, 6.41s, 2031	991,777	723,673
Ser. 98-C4, Class G, 5.6s, 2035	784,000	725,114
Ser. 98-C4, Class H, 5.6s, 2035	1,328,000	1,312,778
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	43,000	43,839
Ser. 07-C6, Class A2, 5.845s, 2012	12,934,000	12,923,740
Ser. 04-C7, Class A6, 4.786s, 2029	2,341,000	2,210,742
Ser. 07-C2, Class XW, IO, 0.536s, 2040	15,390,362	466,191
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.735s, 2037	26,553,860	436,864
Ser. 06-C7, Class XW, IO, 0.718s, 2038	40,974,489	1,480,214
Ser. 05-C3, Class XCL, IO, 0.211s, 2040	70,072,061	1,212,846
Ser. 05-C2, Class XCL, IO, 0.168s, 2040	214,741,232	1,871,446
Ser. 05-C5, Class XCL, IO, 0.117s, 2020	104,794,925	1,180,273
Ser. 05-C7, Class XCL, IO, 0.097s, 2040	155,878,428	1,092,165
Ser. 06-C1, Class XCL, IO, 0.087s, 2041	166,569,500	1,485,543
Ser. 06-C7, Class XCL, IO, 0.082s, 2038	63,447,426	903,533
Ser. 07-C2, Class XCL, IO, 0.077s, 2040	132,249,738	1,406,873
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.408s, 2017	826,000	735,140
FRB Ser. 05-LLFA, Class J, 3.258s, 2018	534,000	453,900
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 26.153s, 2036	907,755	1,042,654
IFB Ser. 07-5, Class 4A3, 25.313s, 2037	2,651,018	2,893,624
IFB Ser. 06-7, Class 4A2, IO, 5.289s, 2036	4,343,670	423,679
IFB Ser. 07-5, Class 8A2, IO, 5.259s, 2036	4,773,304	425,439
Ser. 07-1, Class 3A2, IO, 4.789s, 2037	5,161,305	541,715
IFB Ser. 06-9, Class 3A2, IO, 4.769s, 2037	3,053,278	305,233
IFB Ser. 07-4, Class 3A2, IO, 4.739s, 2037	4,220,669	371,819
IFB Ser. 06-5, Class 2A2, IO, 4.689s, 2036	8,835,659	769,210
IFB Ser. 07-2, Class 2A13, IO, 4.229s, 2037	7,363,161	658,972
IFB Ser. 07-4, Class 2A2, IO, 4.209s, 2037	17,176,261	1,546,547
IFB Ser. 07-1, Class 2A3, IO, 4.169s, 2037	8,158,576	757,256
IFB Ser. 06-7, Class 2A5, IO, 4.161s, 2036	13,752,674	1,144,363
Ser. 06-9, Class 2A3, IO, 4.159s, 2036	10,464,206	969,407
IFB Ser. 06-9, Class 2A2, IO, 4.159s, 2037	7,621,867	679,236
IFB Ser. 06-8, Class 2A2, IO, 4.119s, 2036	668,808	50,372
IFB Ser. 06-7, Class 2A4, IO, 4.089s, 2036	14,662,170	1,110,821
IFB Ser. 06-6, Class 1A2, IO, 4.039s, 2036	5,351,276	388,339
IFB Ser. 06-6, Class 1A3, IO, 4.039s, 2036	7,685,246	577,875
IFB Ser. 07-5, Class 10A2, IO, 3.879s, 2037	8,429,593	582,163
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	6,906,487	6,456,184
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.094s, 2034	180,825	140,368
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	3,642,000	3,434,770
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	2,432,419	12,162
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	6,564,196	11,487
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	2,094,982	2,249,510
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,527,373	1,473,456
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
3.08s, 2027	6,338,170	5,450,826
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.107s, 2049	124,625,853	1,507,762
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.958s, 2022	1,221,546	1,056,637
Ser. 06-1, Class X1A, IO, 1.515s, 2022	21,445,157	127,331
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.854s, 2030	826,000	854,042
FRB Ser. 05-A9, Class 3A1, 5.277s, 2035	5,632,858	5,474,553
Ser. 96-C2, Class JS, IO, 2.262s, 2028 (F)	978,354	62,552
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	2,626,000	2,545,086

FRB Ser. 07-C1, Class A4, 5.829s, 2050	2,411,000	2,271,255
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	125,000	119,310
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	121,000	112,367
Ser. 05-MCP1, Class XC, IO, 0.126s, 2043	86,023,013	1,005,598
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.22s, 2039	18,923,960	371,163
Ser. 05-LC1, Class X, IO, 0.101s, 2044	47,214,866	316,839
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	5,421,000	5,145,912
FRB Ser. 07-8, Class A2, 5.92s, 2049	4,620,000	4,519,139
Ser. 07-9, Class A4, 5.748s, 2049	11,070,000	10,257,461
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-3, Class XC, IO, 0.097s, 2046	70,724,207	940,632
Ser. 06-1, Class X, IO, 0.078s, 2039	124,836,321	444,569
Ser. 07-7, Class X, IO, 0.019s, 2050	252,726,595	728,776
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.796s, 2037	4,041,832	950,960
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,918,999	444,756
Ser. 05-C3, Class X, IO, 5.555s, 2044	3,670,130	843,064
Ser. 06-C4, Class X, IO, 5.074s, 2016	12,602,298	3,303,033
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.598s, 2043 (F)	12,530,223	465,986
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	1,780,000	1,760,901
FRB Ser. 06-IQ11, Class A4, 5.772s, 2042	6,028,000	5,878,869
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	2,866,000	2,495,130
Ser. 05-HQ6, Class A4A, 4.989s, 2042	5,354,000	5,036,591
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,771,000	2,633,780
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	38,002	38,021
Ser. 04-RR, Class F5, 6s, 2039	1,350,000	877,500
Ser. 04-RR, Class F6, 6s, 2039	2,030,000	1,218,000
Ser. 07-HQ13, Class X1, IO, 0.672s, 2044	60,568,589	1,696,526
Ser. 05-HQ5, Class X1, IO, 0.14s, 2042	29,626,494	184,869
Ser. 05-HQ6, Class X1, IO, 0.096s, 2042	111,210,060	925,224
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.905s, 2035	4,700,751	3,196,511
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.103s, 2030	1,389,000	1,424,289
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.543s, 2035	698,261	635,487
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	315,871	357,028
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.796s, 2033 (United Kingdom)	4,086,000	3,944,624
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.871s, 2033 (United Kingdom)	4,962,000	4,774,436
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	4,971,000	4,870,884
Ser. 00-C1, Class J, 6 5/8s, 2010	309,000	205,633
Ser. 00-C2, Class J, 6.22s, 2033	1,499,000	1,363,161
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	165,245	164,948
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	2,000,114	1,460,083
IFB Ser. 07-A3, Class 2A2, IO, 4.229s, 2037	16,881,389	1,563,015
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	4,525,282	4,184,618
Saco I Trust FRB Ser. 05-10, Class 1A1, 2.721s, 2033	1,405,946	590,498
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.722s, 2036	32,036,422	1,346,892
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	770,000	731,731
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	993,000	774,540
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	673,000	471,100
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	443,000	318,960
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	14,830,361	12,228,382
FRB Ser. 05-18, Class 6A1, 5.247s, 2035	2,551,034	2,091,848
Ser. 04-8, Class 1A3, 5.128s, 2034	12,759	10,017
Ser. 05-9, Class AX, IO, 1.532s, 2035	23,714,164	477,281
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 2.811s, 2034	818,289	744,643
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.79s, 2037	52,688,579	3,406,408
Ser. 07-4, Class 1A4, IO, 1s, 2037	55,805,608	1,534,654
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 3.307s, 2037	18,061,496	863,544
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	8,544,490	451,779
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051	4,252,000	4,114,405
Ser. 07-C30, Class A3, 5.246s, 2043	2,486,000	2,439,294
Ser. 04-C15, Class A4, 4.803s, 2041	4,128,000	3,888,161
Ser. 06-C28, Class XC, IO, 0.38s, 2048	28,310,635	572,724
Ser. 06-C29, IO, 0.374s, 2048	122,803,460	2,556,768
Ser. 07-C34, IO, 0.357s, 2046	29,165,073	626,466
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 5.758s, 2018	944,000	755,200
Ser. 03-C3, Class IOI, IO, 0.428s, 2035	20,453,122	542,263
Ser. 07-C31, IO, 0.26s, 2047	119,770,672	1,840,875

Ser. 05-C18, Class XC, IO, 0.109s, 2042	49,870,570	413,926
Ser. 06-C27, Class XC, IO, 0.07s, 2045	61,615,626	616,156
Ser. 06-C23, Class XC, IO, 0.054s, 2045	294,403,618	1,554,451
Ser. 06-C26, Class XC, IO, 0.04s, 2045	21,944,976	60,568
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	219,000	129,249
Ser. 06-SL1, Class X, IO, 0.937s, 2043	10,183,676	373,945
Ser. 07-SL2, Class X, IO, 0.851s, 2049	20,779,019	693,604
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	553,423	487,012
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	1,204,145	249,128
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	1,793,000	1,638,866
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s, 2036	3,192,119	3,037,501
Ser. 05-AR2, Class 2A1, 4.544s, 2035	1,613,593	1,470,629
Ser. 04-R, Class 2A1, 4.366s, 2034	1,599,048	1,535,086
Ser. 05-AR9, Class 1A2, 4.365s, 2035	1,171,696	843,621
Ser. 05-AR12, Class 2A5, 4.317s, 2035	23,270,000	21,472,029
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	56,771,000	216,344

Total collateralized mortgage obligations (cost $1,026,537,879)		$1,055,781,717

CORPORATE BONDS AND NOTES (21.9%)(a)

	Principal amount	Value

Basic Materials (0.8%)
ArcelorMittal 144A notes 6 1/8s, 2018 (Luxembourg)	$1,080,000	$1,037,129
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	410,000	408,975
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	1,950,000	1,963,831
E.I. du Pont de Nemours & Co. sr. unsec. 5s, 2013	160,000	160,668
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	2,240,000	2,352,000
Georgia-Pacific Corp. debs. 9 1/2s, 2011	830,000	836,225
Georgia-Pacific Corp. notes 8 1/8s, 2011	820,000	807,700
International Paper Co. bonds 7.95s, 2018	525,000	522,058
International Paper Co. bonds 7.4s, 2014	150,000	150,793
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	570,000	543,432
Monsanto Co. company guaranty sr. unsec. notes 5 7/8s,
2038	440,000	417,231
Monsanto Co. sr. unsec. unsub. notes 5 1/8s, 2018	305,000	298,035
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	795,000	834,750
Nucor Corp. notes 5.85s, 2018 (S)	880,000	884,530
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	1,520,000	1,428,800
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	985,000	975,150
Westvaco Corp. unsec. notes 7 1/2s, 2027	216,000	214,933
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	1,010,000	951,552
		14,787,792

Capital Goods (0.8%)
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012	2,060,000	2,081,255
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	1,315,000	1,343,249
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6.55s, 2037 (Luxembourg)	685,000	665,330
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6s, 2017 (Luxembourg)	785,000	785,411
Eaton Corp. notes 5.6s, 2018	1,025,000	1,007,577
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	490,000	480,581
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	750,000	705,000
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	640,000	593,600
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	1,165,000	1,228,179
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)	3,300,000	3,301,779
United Technologies Corp. sr. unsec. notes 6 1/8s,
2038 (S)	1,250,000	1,230,981
United Technologies Corp. sr. unsec. notes 5 3/8s,
2017 (S)	1,785,000	1,788,212
		15,211,154

Communication Services (2.0%)
American Tower Corp. 144A sr. notes 7s, 2017 (S)	1,760,000	1,755,600
Ameritech Capital Funding company guaranty 6 1/4s, 2009	1,140,000	1,159,756
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	1,536,000	1,788,821
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	990,000	1,054,823
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	370,000	361,167
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	5,050,000	4,757,397
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	1,570,000	1,570,350
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	980,000	1,045,542
British Telecommunications PLC sr. unsec. notes 5.15s,

2013 (United Kingdom)	2,570,000	2,514,308
France Telecom notes 8 1/2s, 2031 (France)	560,000	662,734
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	830,000	651,550
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	3,670,000	2,789,200
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,650,000	1,655,562
Southwestern Bell Telephone debs. 7s, 2027	1,245,000	1,231,051
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	515,000	485,408
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	1,320,000	1,203,291
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	255,000	240,673
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	525,000	516,516
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain) (S)	1,055,000	1,076,944
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	370,000	374,557
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	565,000	562,674
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	725,000	821,115
Telus Corp. notes 8s, 2011 (Canada)	1,465,000	1,560,426
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038	895,000	838,286
Verizon Communications, Inc. sr. unsec. notes 5.55s,
2016	1,685,000	1,638,481
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,600,000	2,667,779
Verizon New Jersey, Inc. debs. 8s, 2022	1,050,000	1,093,972
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	1,305,000	1,430,828
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	369,000	355,788
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	2,090,000	1,882,064
		39,746,663

Conglomerates (0.3%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017 (S)	3,645,000	3,531,320
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	630,000	615,232
Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s,
2038	715,000	713,958
Parker Hannifin Corp. sr. unsec. unsub. notes 5 1/2s,
2018	325,000	324,831
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	920,000	915,106
		6,100,447

Consumer Cyclicals (0.8%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	765,000	699,975
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	895,000	751,800
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009	3,190,000	3,274,302
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011	2,350,000	2,355,412
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	1,360,000	1,343,000
JC Penney Co., Inc. debs. 7.65s, 2016	185,000	182,497
JC Penney Co., Inc. notes 6 7/8s, 2015	465,000	443,275
Marriott International, Inc. notes 6 3/8s, 2017	882,000	804,164
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	210,000	197,070
Omnicom Group, Inc. sr. notes 5.9s, 2016	885,000	860,617
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	1,255,000	1,194,604
Target Corp. bonds 6 1/2s, 2037	1,605,000	1,542,073
VF Corp. sr. unsec. 5.95s, 2017	1,030,000	1,011,315
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012	1,195,000	1,185,422
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	595,000	577,244
		16,422,770

Consumer Staples (2.4%)
Campbell Soup Co. debs. 8 7/8s, 2021	1,185,000	1,537,462
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	575,000	607,657
Cox Communications, Inc. notes 7 1/8s, 2012	1,135,000	1,186,732
Cox Communications, Inc. 144A notes 5 7/8s, 2016	970,000	932,640
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,450,000	1,525,229
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	1,602,010	1,587,401
CVS Corp. sr. unsec. 5 3/4s, 2017	2,750,000	2,688,466
CVS Corp. sr. unsecd. notes 6 1/8s, 2016	5,000	5,011
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	790,000	788,342
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	575,000	561,337
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	245,000	245,337
Diageo PLC company guaranty 8s, 2022	1,115,000	1,270,495
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	1,440,000	1,298,475
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	380,000	367,669

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	985,000	980,174
Kellogg Co. sr. unsub. 5 1/8s, 2012	225,000	227,080
Kraft Foods, Inc. notes 6 1/8s, 2018	1,210,000	1,178,980
Kroger Co. company guaranty 6 3/4s, 2012	5,000	5,234
Kroger Co. company guaranty 6.4s, 2017	1,005,000	1,027,067
Kroger Co. sr. notes 6.15s, 2020	330,000	326,273
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	1,120,000	1,099,975
McDonald's Corp. sr. unsec. bond 6.3s, 2037	880,000	868,332
McDonald's Corp. sr. unsec. bond 5.8s, 2017	445,000	451,946
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,430,000	1,507,144
News America Holdings, Inc. debs. 7 3/4s, 2045	2,810,000	2,893,522
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	1,010,000	1,012,525
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	1,660,000	1,642,024
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	1,195,000	1,214,354
TCI Communications, Inc. company guaranty 7 7/8s, 2026	4,215,000	4,384,371
TCI Communications, Inc. debs. 9.8s, 2012	1,580,000	1,776,302
TCI Communications, Inc. debs. 7 7/8s, 2013	1,025,000	1,103,595
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	1,545,000	1,398,840
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038 (S)	2,080,000	2,078,272
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	585,000	590,829
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	90,000	96,030
Time Warner, Inc. debs. 9.15s, 2023	1,115,000	1,248,840
Time Warner, Inc. debs. 9 1/8s, 2013	2,740,000	2,994,557
Viacom, Inc. sr. notes 5 3/4s, 2011	810,000	802,406
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	1,180,000	1,136,249
		46,647,174

Energy (1.0%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	487,000	484,512
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013
(S)	1,375,000	1,399,063
ConocoPhillips comp 5.9s, 2038	980,000	955,018
ConocoPhillips company guaranty unsec. sr. notes 5.2s,
2018	470,000	463,960
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	165,000	158,171
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019 (S)	1,120,000	1,125,898
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	910,000	909,552
Forest Oil Corp. sr. notes 8s, 2011	755,000	766,325
Hess Corp. bonds 7 7/8s, 2029	1,357,000	1,542,465
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	315,000	327,084
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	900,000	839,250
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	815,000	755,055
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,095,000	1,045,725
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	765,000	750,506
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	2,045,000	2,111,681
Sunoco, Inc. notes 4 7/8s, 2014	770,000	715,747
Tesoro Corp. company guaranty 6 1/2s, 2017 (S)	1,420,000	1,207,000
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	345,000	344,527
Weatherford International, Inc. company guaranty
sr.unsec. unsub. bonds 6.35s, 2017	400,000	404,548
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Bermuda)	1,125,000	1,068,206
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Bermuda)	650,000	624,982
XTO Energy, Inc. sr. unsec. notes 6 3/8s, 2038 (S)	935,000	868,099
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018 (S)	470,000	439,724
		19,307,098

Financial (8.4%)
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013 (S)	2,145,000	2,146,158
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	3,470,000	3,379,624
American Express Co. sr. unsec. notes 6.15s, 2017	1,000,000	947,819
American International Group, Inc. sr. unsec. Ser. G,
5.85s, 2018	2,525,000	2,265,474
Amvescap PLC company guaranty 5 5/8s, 2012 (Bermuda)	720,000	694,385
ANZ National International Ltd. 144A bank guaranty sr.
unsec. note 6.2s, 2013 (New Zealand)	1,670,000	1,670,429
Bank of America Corp. sr. unsec. notes 5.65s, 2018	4,210,000	3,934,307
Bank of America Corp. sub. notes 7 3/4s, 2015	2,415,000	2,576,964
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	825,000	818,481
Barclays Bank PLC unsec. FRN 3 1/8s, 2049 (United
Kingdom)	2,520,000	1,562,400
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012 (S)	2,270,000	2,339,925
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,690,000	1,668,067
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	3,960,000	4,116,582
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.476s, 2012 (Cayman Islands)	2,725,313	2,630,987
Capital One Financial Corp. sub. notes 6.15s, 2016	1,635,000	1,328,670

Chubb Corp. (The) sr. notes 6 1/2s, 2038	800,000	758,678
Chubb Corp. (The) sr. notes 5 3/4s, 2018	540,000	519,401
CIT Group, Inc. sr. notes 5.4s, 2013	1,930,000	1,454,763
CIT Group, Inc. sr. notes 5s, 2015	5,000	3,570
CIT Group, Inc. sr. notes 5s, 2014	1,870,000	1,365,263
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	942,000	914,109
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018 (S)	6,720,000	6,431,806
Citigroup, Inc. sub. notes 5s, 2014 (S)	1,791,000	1,624,444
CNA Financial Corp. unsec. notes 6 1/2s, 2016	985,000	934,090
CNA Financial Corp. unsec. notes 6s, 2011	990,000	994,643
Countrywide Financial Corp. FRN Ser. MTN, 3.21s, 2012	1,800,000	1,656,000
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	2,015,000	1,977,664
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,540,000	1,278,603
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	485,000	446,157
Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	81,537
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	650,000	598,709
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	405,000	395,601
Equity One, Inc. notes 5 3/8s, 2015 (R)	965,000	836,937
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	1,510,000	1,274,962
Fund American Cos., Inc. notes 5 7/8s, 2013	2,170,000	2,021,753
GATX Financial Corp. notes 5.8s, 2016	755,000	724,640
General Electric Capital Corp. sr. unsec. 5 5/8s, 2017	4,150,000	4,040,266
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038	7,265,000	6,524,195
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013	1,425,000	1,376,964
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	1,380,000	869,491
GMAC, LLC sr. unsec. unsub. notes FRN 3.926s, 2009	2,815,000	2,491,399
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	975,000	939,219
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	1,590,000	1,595,602
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	4,150,000	3,700,338
Hartford Financial Services Group, Inc. (The) sr.
unsec. notes 6.1s, 2041	3,000,000	2,558,802
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	90,000	77,542
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	1,045,000	862,754
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	520,000	497,014
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,385,000	1,173,315
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	1,005,000	934,917
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	715,000	643,362
HRPT Properties Trust notes 6 1/4s, 2016 (R)	660,000	586,638
HSBC Bank USA NA sub. notes 7s, 2039	1,090,000	1,055,758
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	9,060,000	8,179,332
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	2,210,000	1,480,700
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	855,000	812,250
JPMorgan Chase & Co. notes 6.4s, 2038	1,195,000	1,101,459
JPMorgan Chase & Co. sr. notes 6s, 2018	85,000	82,470
JPMorgan Chase Bank NA sub. notes 6s, 2017	404,000	392,303
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	2,161,000	2,098,536
KeyCorp MTN sr. unsec. notes 6 1/2s, 2013 (S)	550,000	458,575
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
MTN, 5s, 2011	2,025,000	1,953,005
Lehman Brothers Holdings, Inc. sub. notes 7 1/2s, 2038	2,100,000	1,911,860
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	5,175,000	4,461,404
Liberty Mutual Group 144A notes 6 1/2s, 2035	2,825,000	2,205,819
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	1,855,000	1,649,159
Loews Corp. notes 5 1/4s, 2016	635,000	601,560
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	2,230,000	2,295,827
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	1,360,000	1,288,868
Merrill Lynch & Co., Inc. notes 5.45s, 2013	2,310,000	2,155,795
Merrill Lynch & Co., Inc. notes Ser. MTN, 6.15s, 2013
(S)	2,220,000	2,117,127
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3s, 2011	1,500,000	1,338,351
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	3,595,000	3,261,600
MetLife, Inc. notes 5.7s, 2035	1,085,000	937,772
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands) (S)	1,160,000	1,163,567
Morgan Stanley sr. unsec. notes 6 5/8s, 2018 (S)	1,935,000	1,804,888
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	820,000	815,600
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	890,000	902,963
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	1,510,000	1,483,236
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	640,000	444,800
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,670,000	1,728,261
Pacific Life Global Funding 144A notes 5.15s, 2013	1,115,000	1,107,419
ProLogis Trust sec. notes 6 5/8s, 2018	390,000	359,496
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	525,000	490,942
Protective Life Secured Trusts sr. sec. notes 5.45s,
2012	760,000	745,815
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017	1,150,000	1,096,301
Prudential Holdings LLC 144A bonds 8.695s, 2023	2,035,000	2,323,237
Regency Centers LP sr. unsec. 5 7/8s, 2017	895,000	824,538
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,

2013 (R)	935,000	786,244
Rouse Co. (The) notes 7.2s, 2012 (R)	885,000	772,984
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018	1,530,000	1,422,549
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	476,000	463,933
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010 (S)	1,515,000	1,395,603
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	920,000	809,067
Sovereign Bank sub. notes 8 3/4s, 2018	2,575,000	2,231,439
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	2,165,000	1,988,233
Unitrin, Inc. sr. notes 6s, 2017	1,020,000	845,649
Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	985,000	774,201
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	3,110,000	2,703,352
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013
(S)	305,000	281,605
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	1,390,000	959,100
Wells Fargo & Co. sr. notes 4 3/8s, 2013 (S)	2,945,000	2,801,793
Westfield Group sr. notes 5.7s, 2016 (Australia) (S)	1,175,000	1,055,440
Willis Group North America, Inc. company guaranty
6.2s, 2017	840,000	782,436
		164,449,641

Health Care (0.7%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037 (S)	5,175,000	4,825,367
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	2,535,000	2,606,548
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	1,545,000	1,544,842
Hospira, Inc. sr. notes 6.05s, 2017	770,000	743,319
Hospira, Inc. sr. notes 5.55s, 2012	1,075,000	1,063,590
UnitedHealth Group, Inc. sr. unsec. notes 6 7/8s, 2038	140,000	127,275
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	200,000	191,334
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	1,015,000	996,746
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	650,000	612,625
		12,711,646

Technology (0.6%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	1,020,000	989,295
Avnet, Inc. notes 6s, 2015	965,000	925,710
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017 (S)	1,015,000	1,019,711
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	1,015,000	1,015,075
IBM Corp. sr. unsec. notes 5.7s, 2017 (S)	1,770,000	1,796,331
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	1,415,000	1,381,847
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	1,560,000	1,159,844
Motorola, Inc. sr. unsec. notes 6s, 2017	750,000	629,877
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	1,620,000	1,630,300
Tyco Electronics Group SA sr. unsec. unsub. note
company quaranty 5.95s, 2014 (Luxembourg)	160,000	158,650
Xerox Corp. sr. notes 6.4s, 2016	1,435,000	1,415,306
Xerox Corp. sr. unsec. notes 6.35s, 2018	410,000	396,612
		12,518,558

Transportation (0.5%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	160,000	122,000
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	710,000	653,200
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	825,000	804,830
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018 (S)	1,373,260	1,201,602
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	422,230	376,840
Delta Air Lines, Inc. pass-through certificates
6.821s, 2022	1,269,555	1,044,209
Norfolk Southern Corp. sr. unsec. notes 5 3/4s, 2018	1,110,000	1,084,500
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	2,092,503	1,736,777
Southwest Airlines Co. pass-through certificates
6.15s, 2022 (S)	402,898	378,830
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	1,475,000	1,432,583
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	470,000	458,960
United AirLines, Inc. pass-through certificates
6.636s, 2022	946,701	772,357
		10,066,688

Utilities & Power (3.6%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	845,000	834,139
American Water Capital Corp. sr. unsec. bond 6.593s,
2037	615,000	562,007
American Water Capital Corp. sr. unsec. bond 6.085s,
2017	690,000	662,048
Appalachian Power Co. sr. notes 5.8s, 2035	960,000	804,940
Arizona Public Services Co. notes 6 1/2s, 2012	1,415,000	1,429,546

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	1,255,000	1,231,523
Beaver Valley II Funding debs. 9s, 2017	1,305,000	1,403,188
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	1,620,000	1,541,919
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	3,275,000	3,280,719
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,740,000	1,801,213
CMS Energy Corp. unsub. notes 6.55s, 2017	75,000	71,906
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	420,000	419,117
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	1,575,000	1,407,176
Commonwealth Edison Co. 1st mtge. sec. bond 5.8s, 2018	220,000	213,977
Consolidated Natural Gas Co. sr. notes 5s, 2014	660,000	626,272
Consumers Energy Co. 1st mtge. sec. bond 5.65s, 2018	125,000	122,829
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	876,000	885,104
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	4,030,000	3,992,521
Duke Energy Carolinas LLC 1st mtge. sec. bond 6.05s,
2038 (S)	880,000	854,482
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	1,735,000	1,748,889
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)	1,825,000	1,792,783
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	1,330,000	1,239,368
Florida Power Corp. 1st mtge. 6.35s, 2037	750,000	746,386
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	1,580,000	1,589,091
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	680,000	702,392
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	1,065,000	1,123,799
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	320,000	320,800
ITC Holdings Corp. 144A notes 5 7/8s, 2016	1,470,000	1,418,621
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	540,000	531,150
Kansas Gas & Electric bonds 5.647s, 2021	491,572	468,837
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	558,000	553,815
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	3,030,000	2,845,618
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037 (S)	790,000	779,163
National Fuel Gas Co. notes 5 1/4s, 2013	985,000	964,464
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	585,000	577,100
Northwest Pipeline Corp. sr. unsec. notes 5.95s, 2017	300,000	294,000
Northwestern Corp. sec. notes 5 7/8s, 2014	1,480,000	1,452,940
Oncor Electric Delivery Co. debs. 7s, 2022	805,000	776,666
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	490,000	476,015
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	360,000	361,163
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	485,000	478,280
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037 (S)	1,070,000	985,492
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	760,000	729,831
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	1,465,000	1,438,741
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	976,623	999,750
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	855,000	793,773
Progress Energy, Inc. sr. notes 6.85s, 2012	315,000	330,370
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	1,610,000	1,650,321
Public Service Co. of New Mexico sr. notes 4.4s, 2008	790,000	788,269
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038	2,455,000	2,512,295
Rockies Express Pipeline, LLC 144A sr. notes 6.85s,
2018	350,000	356,781
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	2,495,000	2,431,128
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037 (S)	1,245,000	1,145,795
Southern California Edison Co. notes 6.65s, 2029	1,415,000	1,437,811
Southern Natural Gas. Co. 144A notes 5.9s, 2017	630,000	604,033
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	225,000	217,363
Spectra Energy Capital, LLC sr. notes 8s, 2019	1,080,000	1,173,047
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	1,490,000	1,532,838
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	885,000	852,450
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)	1,095,000	1,079,349
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	1,985,000	1,805,185
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019
(S)	920,000	935,049
West Penn Power Co. 1st mtge. 5.95s, 2017	1,370,000	1,362,189
Westar Energy, Inc. 1st mtge. 5.15s, 2017	195,000	181,961
Westar Energy, Inc. 1st mtge. 5.1s, 2020	1,020,000	915,834
		69,645,621

Total corporate bonds and notes (cost $450,713,277)		$427,615,252

ASSET-BACKED SECURITIES (10.7%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.151s, 2035	$461,000	$216,670
FRB Ser. 05-4, Class A2C, 2.671s, 2035	493,000	438,770
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 2.611s, 2036	1,258,000	679,320

FRB Ser. 06-HE3, Class A2C, 2.611s, 2036	1,603,000	1,169,659
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 3.508s, 2013	1,939,000	1,742,773
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	74,374	7
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
2.893s, 2029	3,870,029	2,515,519
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 2.958s, 2012	565,273	551,847
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 4.961s, 2036	1,245,000	47,808
FRB Ser. 03-8, Class M2, 4.211s, 2033	639,084	140,598
AMP CMBS 144A FRB Ser. 06-1A, Class A, 3.526s, 2047
(Cayman Islands)	2,520,000	1,018,483
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,993,000	1,663,126
Ser. 04-1A, Class E, 6.42s, 2039	1,469,204	1,039,568
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 4.731s, 2033	71,199	9,968
FRB Ser. 06-W4, Class A2C, 2.621s, 2036	2,865,000	1,948,200
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 3.461s, 2033	693,004	346,502
FRB Ser. 05-WMC1, Class M1, 2.901s, 2035	893,000	616,170
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 4.961s, 2035	587,000	26,444
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.651s, 2036	608,105	457,549
FRB Ser. 06-HE4, Class A5, 2.621s, 2036	2,128,000	1,596,000
FRB Ser. 06-HE7, Class A4, 2.601s, 2036	874,000	568,100
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3.158s, 2033	1,294,839	1,152,407
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	534,000	520,650
Bayview Financial Acquisition Trust FRB Ser. 04-D,
Class A, 2.85s, 2044	1,465,681	1,012,786
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 3.811s, 2038	962,968	705,374
FRB Ser. 03-SSRA, Class A, 3.161s, 2038	843,196	676,665
FRB Ser. 04-SSRA, Class A1, 3.061s, 2039	1,154,880	851,724
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 4.461s, 2035	944,000	18,880
FRB Ser. 06-PC1, Class M9, 4.211s, 2035	546,000	40,950
FRB Ser. 05-HE1, Class M3, 3.391s, 2035	645,000	212,850
FRB Ser. 03-3, Class A2, 3.051s, 2043	2,505,637	2,220,245
FRB Ser. 03-1, Class A1, 2.961s, 2042	792,841	658,339
FRB Ser. 05-3, Class A1, 2.911s, 2035	481,487	402,427
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 4.711s, 2036	204,000	15,674
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	1,000,000	967,969
Ser. 05-1, Class D, 6 1/2s, 2011	1,776,000	1,656,883
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 2.881s, 2035	539,532	349,429
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	7,247,623	5,776,849
Ser. 02-2, Class A, IO, 8 1/2s, 2033	7,162,532	573,003
Ser. 00-4, Class A6, 8.31s, 2032	7,832,144	6,148,233
Ser. 00-5, Class A6, 7.96s, 2032	4,309,541	3,253,704
Ser. 02-1, Class M1F, 7.954s, 2033	1,561,000	1,420,773
Ser. 01-4, Class A4, 7.36s, 2033	6,027,285	5,686,099
Ser. 00-6, Class A5, 7.27s, 2031	1,346,196	1,144,267
Ser. 01-1, Class A5, 6.99s, 2032	5,759,374	5,342,934
Ser. 01-3, Class A4, 6.91s, 2033	7,768,450	7,332,259
Ser. 02-1, Class A, 6.681s, 2033	6,084,641	6,003,092
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 2.981s, 2035	474,000	253,590
FRB Ser. 04-6, Class 2A5, 2.851s, 2034	1,272,567	998,965
FRB Ser. 05-14, Class 3A2, 2.701s, 2036	324,008	286,747
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	625,000	437,500
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	2,157,000	1,466,760
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	259,485	20,759
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	1,262,000	1,032,936
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.131s, 2035	265,000	66,250
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.001s, 2035	859,000	755,920
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.611s, 2036	1,999,000	1,595,291
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	295,688	279,429
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 3.732s,
2038 (Cayman Islands)	834,000	83,400
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.276s, 2015 (Cayman Islands)	2,600,000	2,509,000
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.791s, 2036	2,801,000	1,911,402
FRB Ser. 06-2, Class 2A3, 2.631s, 2036	4,961,000	3,695,945
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 4.461s,

2037 (Cayman Islands)	417,000	341,940
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 3.761s, 2019	1,593,000	1,083,240
Ser. 04-1A, Class B, 3.333s, 2018	63,687	60,503
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	2,523,000	2,363,619
GEBL 144A
Ser. 04-2, Class D, 5.221s, 2032	759,512	387,351
Ser. 04-2, Class C, 3.308s, 2032	284,817	190,827
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	729,203	612,874
Ser. 99-5, Class A5, 7.86s, 2030	16,757,441	14,076,250
Ser. 97-2, Class A7, 7.62s, 2028	415,374	432,586
Ser. 97-6, Class A9, 7.55s, 2029	853,967	804,803
Ser. 97-4, Class A7, 7.36s, 2029	271,171	260,930
Ser. 95-8, Class B1, 7.3s, 2026	467,121	390,849
Ser. 96-10, Class M1, 7.24s, 2028	1,342,000	1,180,960
Ser. 97-3, Class A5, 7.14s, 2028	550,978	558,243
Ser. 97-6, Class A8, 7.07s, 2029	211,516	207,631
Ser. 98-4, Class A7, 6.87s, 2030	405,784	397,668
Ser. 97-7, Class A8, 6.86s, 2029	173,241	164,744
Ser. 99-3, Class A6, 6 1/2s, 2031	270,143	260,688
Ser. 98-6, Class A7, 6.45s, 2030	491,921	495,462
Ser. 99-2, Class A7, 6.44s, 2030	1,518,616	1,298,866
Ser. 99-1, Class A6, 6.37s, 2025	1,602,000	1,569,960
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	4,663,270	3,967,044
Ser. 99-5, Class M1A, 8.3s, 2026	669,000	604,225
Ser. 99-3, Class 1A5, 6.79s, 2023	268,946	271,770
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,517,046	1,515,378
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.611s, 2036	7,385,000	4,373,338
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.011s, 2030 (Cayman Islands)	1,609,000	873,526
FRB Ser. 05-1A, Class D, 3.991s, 2030 (Cayman Islands)	533,020	421,086
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.258s, 2036 (Cayman Islands)	1,722,945	946,543
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
2.791s, 2036	1,413,000	854,865
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	36,176	36,096
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 4.711s, 2035	435,000	21,750
FRB Ser. 06-FRE1, Class A4, 2.751s, 2035	1,186,000	756,668
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	19,710,983	173,457
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	16,913,631	13,046,416
IFB Ser. 07-3, Class 4B, IO, 4.229s, 2037	5,968,518	490,287
FRB Ser. 07-6, Class 2A1, 2.671s, 2037	14,076,988	10,157,955
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.461s, 2036 (Cayman
Islands)	4,150,000	1,452,500
FRB Ser. 02-1A, Class FFL, 5.212s, 2037 (Cayman
Islands)	6,071,000	2,731,950
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.081s, 2035	738,000	258,300
FRB Ser. 06-4, Class 2A4, 2.721s, 2036	1,349,000	682,607
FRB Ser. 06-1, Class 2A3, 2.651s, 2036	2,262,000	1,877,460
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 5.711s, 2032	5,098,734	3,594,541
FRB Ser. 02-A, Class M2, 4.711s, 2032	453,000	377,633
Ser. 02-A IO, 0.3s, 2032	152,226,755	1,892,787
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	109,850	108,245
Ser. 04-2A, Class D, 5.389s, 2026	102,785	101,199
Ser. 04-2A, Class C, 4.741s, 2026	118,845	117,815
FRB Ser. 02-1A, Class A1, 3.158s, 2024	1,212,409	1,143,134
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 2.611s, 2036	705,000	374,168
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	739,776	611,452
Ser. 10, Class B, 7.54s, 2036	758,631	628,522
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 3.141s, 2035	461,000	92,200
FRB Ser. 05-HE1, Class M3, 2.981s, 2034	461,000	184,400
FRB Ser. 06-NC4, Class M2, 2.761s, 2036	645,000	51,600
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 4.46s, 2039 (Cayman Islands)	735,000	604,538
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.166s, 2015 (Cayman Islands)	517,486	504,963
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	230,370	209,281
Ser. 04-B, Class C, 3.93s, 2012	251,389	229,900
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	2,126,880	1,807,848
FRB Ser. 03-4, Class M3, 4.511s, 2033	39,856	2,391
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.621s, 2036	1,677,000	1,461,673
FRB Ser. 06-2, Class A2C, 2.611s, 2036	1,677,000	1,227,034
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022	231,055	221,766

Ser. 01-D, Class A3, 5.9s, 2022		210,052	151,237
Ser. 02-C, Class A1, 5.41s, 2032		4,641,849	3,667,060
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		683,431	559,244
Ser. 01-B, Class A3, 6.535s, 2023		207,013	174,903
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.016s, 2018 (Ireland)		798,000	700,245
FRB Ser. 05-A, Class D, 4.216s, 2012 (Ireland)		908,000	726,400
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 4.961s, 2035		298,000	32,780
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		139,116	133,523
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 3.291s, 2036		300,000	84,000
FRB Ser. 04-WHQ2, Class A3A, 2.811s, 2035		217,712	192,675
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 4.961s, 2034		279,097	13,955
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.591s, 2036		2,312,000	1,514,360
Permanent Financing PLC FRB Ser. 3, Class 3C, 3.846s,
2042 (United Kingdom)		2,510,000	2,497,564
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 2.651s, 2036		2,324,449	2,019,425
FRB Ser. 07-RZ1, Class A2, 2.621s, 2037		2,585,000	1,880,789
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 3.191s, 2035		1,047,000	418,800
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.211s, 2035		1,391,000	13,910
Ser. 04-NT, Class Note, 4 1/2s, 2034 (In default) (NON)		100,741	3,022
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		380,795	38
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.111s, 2035		461,000	115,250
FRB Ser. 07-NC2, Class A2B, 2.601s, 2037		2,319,000	1,530,540
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 2.671s, 2036		2,860,000	1,213,212
FRB Ser. 06-FRE1, Class A2B, 2.641s, 2036		1,177,000	794,475
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.631s, 2036		1,258,000	967,677
FRB Ser. 06-3, Class A3, 2.621s, 2036		7,427,000	5,857,378
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 4.961s, 2035		672,000	20,160
South Coast Funding 144A FRB Ser. 3A, Class A2,
3.916s, 2038 (Cayman Islands)		760,000	3,800
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.721s, 2036		1,351,000	591,922
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 4.961s, 2035		1,097,314	15,911
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.286s, 2015		6,547,145	6,088,845
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		3,760,558	360,126
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		2,298,000	1,206,036
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
2.781s, 2037		596,000	310,070
WFS Financial Owner Trust Ser. 05-1, Class D, 4.09s,
2012		63,555	63,120
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.7s, 2044 (United Kingdom)		758,810	567,210

Total asset-backed securities (cost $273,248,510)			$209,021,407

PURCHASED OPTIONS OUTSTANDING (2.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$68,646,000	$3,621,763
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	68,646,000	910,932
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	84,687,000	4,188,619
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	84,687,000	1,197,474
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	92,480,000	4,604,579
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	92,480,000	2,245,414
Option on an interest rate swap with Lehman Brothers

Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	92,480,000	4,669,315
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	92,480,000	2,204,723
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.315% versus the three month USD-LIBOR-BBA
maturing February 7, 2023.	Feb-13/5.315	56,554,000	2,947,029
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.315% versus the three month
USD-LIBOR-BBA maturing February 7, 2023.	Feb-13/5.315	56,554,000	2,772,277
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	84,687,000	4,142,041
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	84,687,000	1,216,952
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	92,480,000	4,604,579
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	92,480,000	2,245,414
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	97,133,000	4,834,309
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	97,133,000	2,355,475
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	102,080,000	4,045,430
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	102,080,000	3,755,523
Interest rate cap contract with Lehman Brothers for
the right to receive the excess of the three month
USD-LIBOR-BBA above 4.00%.	Feb-10/4	1,000,000	2,430

Total purchased options outstanding (cost $56,736,524)			$56,564,278

SENIOR LOANS (1.1%)(a)(c)

		Principal amount	Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
4 1/2s, 2013		$274,606	$235,703
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.449s, 2013		411,888	388,481
Momentive Performance Materials, Inc. bank term loan
FRN 4 3/4s, 2013		408,546	373,139
NewPage Holding Corp. bank term loan FRN 6.563s, 2014		411,930	406,609
			1,403,932

Capital Goods (0.2%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012		394,255	385,713
Allied Waste Industries, Inc. bank term loan FRN
4.228s, 2012		655,745	641,537
BE Aerospace, Inc. bank term loan FRN Ser. B, 5 3/4s,
2014		460,000	459,617
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.601s, 2014		22,175	20,615
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.801s, 2014		379,555	352,868
Polypore, Inc. bank term loan FRN Ser. B, 4.72s, 2014		411,920	385,145
Sequa Corp. bank term loan FRN 6.025s, 2014		707,842	668,321
Wesco Aircraft Hardware Corp. bank term loan FRN
5.06s, 2013		414,000	395,888
			3,309,704

Communication Services (0.2%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2013		411,898	402,230
Crown Castle International Corp. bank term loan FRN
4.301s, 2014		205,957	192,364
Intelsat Corp. bank term loan FRN Ser. B2, 5.288s, 2011		137,287	129,422

Intelsat Corp. bank term loan FRN Ser. B2-A, 5.288s,
2013	137,329	129,461
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.288s,
2013	137,287	129,422
Level 3 Communications, Inc. bank term loan FRN
4.943s, 2014	414,000	373,635
MetroPCS Wireless, Inc. bank term loan FRN 4.989s, 2013	411,904	390,948
PAETEC Holding Corp. bank term loan FRN Ser. B1,
4.983s, 2013	403,723	386,060
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
4.49s, 2013	411,909	393,167
West Corp. bank term loan FRN 4.954s, 2013	412,955	369,917
		2,896,626

Consumer Cyclicals (0.2%)
Allison Transmission bank term loan FRN Ser. B,
5.322s, 2014	411,925	368,261
Aramark Corp. bank term loan FRN 2.025s, 2014	24,730	23,481
Aramark Corp. bank term loan FRN Ser. B, 4.676s, 2014	389,270	369,612
Dana Corp. bank term loan FRN 6 3/4s, 2015	411,930	380,263
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2011	324,240	319,579
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	414,000	379,845
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.8s, 2015	412,965	365,621
Lear Corp bank term loan FRN 5.132s, 2013	412,747	377,233
National Bedding Co. bank term loan FRN 4.602s, 2011	188,045	146,989
Navistar Financial Corp. bank term loan FRN 5.695s,
2012	110,400	101,706
Navistar International Corp. bank term loan FRN
6.191s, 2012	303,600	279,692
Ticketmaster bank term loan FRN Ser. B, 6.04s, 2014	1,335,000	1,335,000
Yankee Candle Co., Inc. bank term loan FRN 4.804s, 2014	245,000	220,092
		4,667,374

Consumer Staples (0.2%)
Affinion Group, Inc. bank term loan FRN Ser. B, 5.17s,
2013	414,000	395,025
Cablevision Systems Corp. bank term loan FRN 4.206s,
2013	411,893	389,840
Charter Communications, Inc. bank term loan FRN 4.8s,
2014	411,930	361,812
Cinemark USA, Inc. bank term loan FRN 4.533s, 2013	413,517	388,706
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	995,000	992,513
Idearc, Inc. bank term loan FRN Ser. B, 4.787s, 2014	411,909	305,156
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.433s, 2014	411,920	375,190
Spectrum Brands, Inc. bank term loan FRN 2.321s, 2013	26,417	24,855
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.606s, 2013	385,558	342,183
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.124s, 2014	414,000	337,540
VNU Group BV bank term loan FRN Ser. B, 4.734s, 2013
(Netherlands)	411,905	382,557
		4,295,377

Financial (--%)
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 4.963s, 2014	625,000	623,438

Health Care (0.1%)
Health Management Associates, Inc. bank term loan FRN
4.551s, 2014	393,409	362,920
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	26,466	24,525
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 4.463s, 2014	286,834	265,800
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.463s, 2014	99,248	91,970
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,
2014	69,023	64,364
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.726s, 2014	431,487	402,362
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.912s, 2014	42,647	39,769
		1,251,710

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 5.243s,
2014	410,930	377,718
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.221s, 2013	271,621	244,120
SunGard Data Systems, Inc. bank term loan FRN 4.508s,
2014	411,909	387,555
Travelport bank term loan FRN Ser. B, 4.733s, 2013	165,388	138,306
Travelport bank term loan FRN Ser. DD, 4.733s, 2013	247,362	205,929
		1,353,628

Utilities & Power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.236s, 2014		411,925	387,062
NRG Energy, Inc. bank term loan FRN 4.451s, 2014		130,767	124,290
NRG Energy, Inc. bank term loan FRN 4.301s, 2014		266,961	253,738
			765,090

Total senior loans (cost $20,148,161)			$20,566,879

MUNICIPAL BONDS AND NOTES (0.3%)(a)

	Rating(RAT)	Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	Aa3	$2,830,000	$2,873,497
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	1,330,000	1,189,140
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3	2,045,000	1,826,819

Total municipal bonds and notes (cost $6,204,674)			$5,889,456

SHORT-TERM INVESTMENTS (13.1%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.96% and
due dates ranging from August 1, 2008 to
September 26, 2008 (d)		$31,968,927	$31,928,995
Federal Home Loan Banks for an effective yield
of 2.73%, July 14, 2008		27,500,000	26,776,365
U.S. Treasury Bills for a range of effective yields
of 1.25% to 1.98%, September 18, 2008 (SEG)		20,856,000	20,813,620
Gemini Securitization Corp., for an effective yield
of 2.55%, August 13, 2008		40,000,000	39,966,000
Victory Receivables Corp., for an effective yield
of 2.58%, August 12, 2008		35,000,000	34,972,408
Starbird Funding Corp., for an effective yield
of 2.75%, August 11, 2008		25,000,000	24,980,903
Victory Receivables Corp., for an effective yield
of 2.55%, August 12, 2008		10,000,000	9,992,917
Starbird Funding Corp., for an effective yield
of 2.76%, August 11, 2008		25,000,000	24,990,417
Putnam Prime Money Market Fund (e)		41,985,868	41,985,868

Total short-term investments (cost $256,407,488)			$256,407,493

TOTAL INVESTMENTS

Total investments (cost $3,858,741,345)(b)			$3,806,162,285

FUTURES CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	648	$156,718,800	Jun-09	$841,625
Euro-Dollar 90 day (Short)	1,542	371,930,400	Sep-09	2,103,718
Euro-Dollar 90 day (Short)	1,813	435,845,200	Dec-09	2,947,777
Euro-Dollar 90 day (Short)	105	25,179,000	Mar-10	105,202
U.S. Treasury Bond 20 yr (Long)	3,552	410,256,000	Sep-08	9,153,775
U.S. Treasury Note 2 yr (Short)	11,774	2,496,088,000	Sep-08	(8,771,026)
U.S. Treasury Note 5 yr (Short)	9,306	1,036,092,234	Sep-08	(5,286,339)
U.S. Treasury Note 10 yr (Long)	4,507	517,530,359	Sep-08	7,513,792

Total				$8,608,524

WRITTEN OPTIONS OUTSTANDING at 7/31/08 (premiums received $65,760,064) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 2.36% versus the three month USD-LIBOR-BBA
maturing September 22, 2010.	$350,437,000	Sep-08/2.36	$17,522

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 2.36% versus the three month
USD-LIBOR-BBA maturing September 22, 2010.	350,437,000	Sep-08/2.36	7,954,920

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	183,321,000	Aug-08/5.31	9,070,723

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	183,321,000	Aug-08/5.31	78,828

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	8,668,000	May-12/5.515	487,922

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	8,668,000	May-12/5.515	368,477

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	3,467,000	May-12/5.52	146,758

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	3,467,000	May-12/5.52	195,469

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	67,841,000	Aug-08/5.395	3,810,629

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	67,841,000	Aug-08/5.395	16,282

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	122,424,000	Dec-08/5	3,862,477

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	122,424,000	Dec-08/5	1,817,996

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	166,462,000	Feb-10/5.215	7,296,029

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	166,462,000	Feb-10/5.215	5,483,258

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	111,102,000	Feb-10/5.22	4,894,043

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	111,102,000	Feb-10/5.08	4,299,647

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	111,102,000	Feb-10/5.22	3,669,699

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	111,102,000	Feb-10/5.08	4,231,875

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	17,335,500	May-12/5.51	971,135

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	17,335,500	May-12/5.51	739,187

Total			$59,412,876

TBA SALE COMMITMENTS OUTSTANDING at 7/31/08 (proceeds receivable $882,093,594) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, August 1, 2038	$353,000,000	8/13/08	$335,074,236
FNMA, 5 1/2s, August 1, 2038	369,000,000	8/13/08	361,043,438
FNMA, 6s, August 1, 2038	57,000,000	8/13/08	57,244,923
FNMA, 6 1/2s, August 1, 2038	128,000,000	8/13/08	131,379,994

Total			$884,742,591

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$91,608,000	$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$2,939,135

94,053,000	--	5/23/10	3 month USD-LIBOR-BBA	3.155%	(220,108)

71,973,000	--	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(206,177)

70,599,000	--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(846,524)

134,600,000	--	1/14/10	3 month USD-LIBOR-BBA	4.106%	1,794,875

106,100,000	--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(3,719,177)

102,500,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	62,071

1,320,000	--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	42,496

25,430,000	--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(241,840)

9,200,000	--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(34,771)

3,830,000	--	6/23/15	4.45%	3 month USD-LIBOR-BBA	(10,734)

4,590,000	--	6/24/15	4.39%	3 month USD-LIBOR-BBA	4,111

61,500,000	--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(2,616,776)

5,417,000	--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(305,168)

1,000,000	--	9/1/15	3 month USD-LIBOR-BBA	4.53%	19,024

40,036,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	9,939

47,173,000	--	5/15/18	4.48%	3 month USD-LIBOR-BBA	520,763

Bear Stearns Bank plc
84,500,000	--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(4,239,668)

Citibank, N.A.
153,000,000	--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(1,674,388)

5,230,000	--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(368,970)

65,880,000	--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,593,513)

31,016,000	--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(1,064,898)

68,952,000	--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(1,328,870)

70,857,000	--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(2,738,381)

63,720,000	--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(1,439,914)

3,650,000	--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	139,330

144,814,000	--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	1,527,410

27,252,000	--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	94,776

Credit Suisse First Boston International
55,240,000	--	10/7/14	3 month USD-LIBOR-BBA	4.624%	1,527,623

Credit Suisse International
7,038,000	--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(390,837)

16,000,000	--	7/29/18	3 month USD-LIBOR-BBA	4.75%	96,498

5,195,000	--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	313,948

11,742,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	751,480

7,986,000	--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(424,582)

Deutsche Bank AG
61,565,504	--	8/2/32	5.86%	3 month USD-LIBOR-BBA	(8,719,984)

54,861,045	--	8/2/22	3 month USD-LIBOR-BBA	5.7756%	6,165,423

116,000,000	--	7/10/13	3 month USD-LIBOR-BBA	4.149%	(9,831)

16,000,000	--	7/29/18	3 month USD-LIBOR-BBA	4.75%	96,498

27,130,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	1,736,301

18,710,000	--	11/7/17	3 month USD-LIBOR-BBA	5.056%	685,162

Goldman Sachs Capital Markets, L.P.
61,565,504	--	8/12/32	5.689%	3 month USD-LIBOR-BBA	(7,182,634)

54,861,045	--	8/12/22	3 month USD-LIBOR-BBA	5.601%	5,257,208

Goldman Sachs International
32,826,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(549,002)

51,275,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	1,778,516

191,511,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(4,870,431)

87,394,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(362,940)

59,900,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	416,652

72,730,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	565,006

61,798,000	--	9/29/08	5.085%	3 month USD-LIBOR-BBA	(1,123,599)

19,660,000	--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	1,067,040

5,329,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(355,859)

37,000,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(838,175)

222,080,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(2,563,204)

49,968,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	1,992,774

217,245,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(2,443,373)

48,123,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	1,600,123

29,390,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	1,065,743

4,830,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	182,334

16,030,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(1,096,719)

5,322,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(401,708)

24,460,000	--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(1,113,973)

11,999,000	--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(575,810)

97,832,400	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	3,213,739

141,023,100	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	4,232,852

39,245,600	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(2,106,579)

2,030,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	78,055

272,933,000	--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(24,239,786)

JPMorgan Chase Bank, N.A.
30,969,000	--	2/15/18	3 month USD-LIBOR-BBA	5.34%	2,224,074

34,100,000	--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(1,896,901)

41,147,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(2,697,521)

29,451,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	363,464

75,794,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	160,756

20,516,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(256,687)

73,518,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(1,240,874)

287,973,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(1,694,301)

166,411,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(5,429,205)

121,767,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(4,056,042)

230,974,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(2,237,233)

156,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(4,669,268)

5,733,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(382,390)

200,941,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(2,722,518)

28,581,000	--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	178,671

72,402,000	--	9/28/08	5.096%	3 month USD-LIBOR-BBA	(1,330,885)

156,754,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(351,256)

93,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,490,329)

58,900,000	--	3/7/15	3 month USD-LIBOR-BBA	4.798%	2,260,054

96,800,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	8,050,328

113,530,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	(435,392)

62,040,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(3,291,729)

86,260,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(4,747,679)

43,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	618,427

113,000,000	--	7/10/13	3 month USD-LIBOR-BBA	4.176%	128,933

87,996,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	264,523

307,649,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	551,395

221,852,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(2,564,979)

49,901,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	2,020,534

6,300,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	482,880

8,389,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(307,103)

12,553,000	--	1/19/17	3 month USD-LIBOR-BBA	5.249%	599,615

49,331,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(558,634)

173,000,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	10,257,633

110,693,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	7,321,129

23,040,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	1,248,347

39,300,000	--	8/7/12	3 month USD-LIBOR-BBA	5.194%	2,456,922

22,120,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(191,008)

5,510,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	5,944

80,000,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	(536,809)

15,425,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	441,197

282,300,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	17,686,095

52,021,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(3,498,152)

14,749,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(960,314)

141,023,100	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	4,258,765

39,245,600	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(2,109,856)

17,628,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(1,063,081)

20,012,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(736,324)

11,400,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	418,997

68,952,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(1,339,483)

70,857,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(2,777,065)

112,983,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	355,197

27,252,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	8,504

200,400,000	--	8/4/08	3 month USD-LIBOR-BBA	5.40%	4,000,201

104,300,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	9,039,537

55,400,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(2,259,999)

5,877,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	167,076

7,439,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	295,457

9,919,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	363,329

9,919,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	372,875

206,768,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(6,391,134)

Lehman Brothers Special Financing, Inc.
154,595,000	929,832	2/26/18	4.65%	3 month USD-LIBOR-BBA	(1,357,158)

66,907,000	(46,320)	3/14/18	3 month USD-LIBOR-BBA	4.35%	(780,508)

168,771,000	--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(6,098,944)

354,580,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(11,703,135)

60,682,000	--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(1,785,298)

130,020,000	--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(1,211,913)

130,020,000	--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(1,104,313)

163,501,000	--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(5,895,551)

157,679,000	--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(5,757,583)

455,400,000	--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(13,220,298)

154,400,000	--	3/25/38	4.583%	3 month USD-LIBOR-BBA	8,510,803

181,902,000	--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(1,960,863)

248,798,000	--	4/3/18	4.087%	3 month USD-LIBOR-BBA	8,419,127

19,081,000	--	4/16/18	3 month USD-LIBOR-BBA	4.405%	(165,096)

66,582,000	--	4/19/38	4.8425%	3 month USD-LIBOR-BBA	1,017,559

49,292,000	--	4/21/38	4.945%	3 month USD-LIBOR-BBA	(33,260)

27,294,000	--	4/26/38	3 month USD-LIBOR-BBA	4.77%	(741,002)

190,400,000	--	5/29/12	5.28%	3 month USD-LIBOR-BBA	(9,739,381)

56,554,000	--	5/18/18	4.2375%	3 month USD-LIBOR-BBA	1,726,649

74,000,000	--	6/30/13	3 month USD-LIBOR-BBA	4.362%	767,137

53,641,000	--	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(1,047,623)

27,850,000	--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(1,599,660)

53,305,622	--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(1,974,499)

105,022,000	--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(3,893,608)

12,170,000	--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(820,620)

13,779,371	--	8/29/12	5.075%	3 month USD-LIBOR-BBA	(784,689)

38,000,000	--	6/26/13	3 month USD-LIBOR-BBA	4.465%	569,681

114,000,000	--	7/10/13	3 month USD-LIBOR-BBA	4.176%	130,074

131,808,000	--	7/17/18	3 month USD-LIBOR-BBA	4.715%	507,641

17,000,000	--	7/29/18	3 month USD-LIBOR-BBA	4.75%	102,529

100,000,000	(F)	--	10/29/08	3 month USD-CMM-Telerate	5.9871%	92,800

54,000,000	--	8/4/13	3 month USD-LIBOR-BBA	4.158%	--

124,010,000	--	12/28/16	5.084%	3 month USD-LIBOR-BBA	(4,683,664)

3,314,864	--	8/29/17	3 month USD-LIBOR-BBA	5.32%	230,718

223,430,000	--	8/3/08	3 month USD-LIBOR-BBA	5.425%	4,487,368

295,943,000	--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(19,873,262)

246,914,000	--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(22,245,624)

183,930,000	--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(12,907,302)

123,000,000	--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(6,650,936)

61,010,000	--	10/23/08	3 month USD-LIBOR-BBA	5.26%	1,156,081

24,523,000	--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	1,639,186

61,010,000	--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(1,154,641)

24,523,000	--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(1,634,605)

168,290,000	--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(4,562,743)

51,500,000	--	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(1,395,332)

30,095,000	--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(1,428,489)

65,221,600	--	9/19/09	3 month USD-LIBOR-BBA	4.755%	2,135,362

141,023,100	--	9/24/09	3 month USD-LIBOR-BBA	4.695%	4,452,799

39,245,600	--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(2,528,200)

30,000,000	--	10/9/17	5.285%	3 month USD-LIBOR-BBA	(1,906,168)

31,016,000	--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(1,047,358)

6,230,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	227,758

68,952,000	--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(1,345,173)

70,857,000	--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(2,652,977)

141,815,000	--	11/13/09	4.275%	3 month USD-LIBOR-BBA	(2,505,280)

152,888,000	--	11/13/17	5.045%	3 month USD-LIBOR-BBA	(5,440,392)

3,610,000	--	11/9/17	3 month USD-LIBOR-BBA	5.068%	135,424

54,926,000	--	12/11/17	3 month USD-LIBOR-BBA	4.839%	977,036

144,814,000	--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	1,482,251

34,808,000	--	4/12/12	3 month USD-LIBOR-BBA	5.087%	1,842,931

11,475,000	--	1/16/18	4.375%	3 month USD-LIBOR-BBA	237,502

94,558,000	--	2/8/10	2.728%	3 month USD-LIBOR-BBA	77,716

68,430,000	--	2/7/18	4.217%	3 month USD-LIBOR-BBA	1,379,210

166,270,000	--	2/14/13	3.563%	3 month USD-LIBOR-BBA	1,918,531

54,191,000	--	2/21/18	4.599%	3 month USD-LIBOR-BBA	(575,237)

130,020,000	--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(1,281,537)

Merrill Lynch Capital Services, Inc.
31,016,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,050,679)

219,655,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(58,529)

109,878,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	272,410

21,560,000	--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(707,448)

Morgan Stanley Capital Services, Inc.
28,000,000	--	10/2/10	6.94%	3 month USD-LIBOR-BBA	(2,581,636)

5,631,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(365,388)

3,820,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(231,780)

Total					$(157,658,389)

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
$91,745,000	(2)(F)		8/1/08	(Beginning	The spread	$6,135,630
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 450 bp)

89,573,000	(2)(F)		8/1/08	(Beginning	The spread	1,919,460
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 250 bp)

Goldman Sachs International
4,951,000			9/15/11	678 bp (1 month	Ford Credit Auto	(3,687)
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

21,510,000	(1)(F)		11/2/08	20 bp plus	The spread	(361,196)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
20,475,000	(1)(F)		8/1/08	Change in spread	The spread	(2,706,447)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
27,731,000	(2)		8/1/08	(Beginning	The spread	(830,266)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

24,265,000	(2)		9/1/08	(Beginning	The spread	(726,494)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

62,135,000	(2)		9/1/08	(Beginning	The spread	1,519,014
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 250 bp)

21,510,000	(2)		11/1/08	(Beginning	The spread	482,426
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

86,400,000	(1)(F)		9/1/08	66.7 bp plus	The spread	(11,003,732)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

26,662,000	(1)		8/1/08	Lehman Brothers	The spread	(942,280)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

26,662,000	(1)		8/1/08	Lehman Brothers	The spread	(928,875)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index

duration factor
plus 50 bp

67,115,000	(1)	8/1/08	Lehman Brothers	The spread	(2,591,290)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
493,786,389		8/13/08	(2.73%) 5.50%	FNMA 5.50% 30 YR	(4,141,572)
TBA

Morgan Stanley Capital Services, Inc.
68,135,000	(1)	8/1/08	Beginning	The spread	(2,949,550)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$(17,128,859)

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$6,424	$9,342,493		10/12/52	(134 bp)	$4,445,298

Financial Security
Assurance Inc.	--	440,000		12/20/12	95 bp	(86,258)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	2,190,000		9/20/13	269 bp	(43,479)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	2,230,000		3/20/12	(95 bp)	(33,981)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--	755,000		3/20/16	(100 bp)	10,021

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	970,000		3/20/13	(43 bp)	8,660

Conagra Foods Inc., 7%,
10/1/28	--	633,000		9/20/10	(27 bp)	465

DJ ABX HE AAA Index	674,327	3,611,265		5/25/46	11 bp	183,344

DJ ABX NA HE AAA Index	414,936	3,854,475		7/25/45	18 bp	(16,821)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	1,360,000		9/20/14	(105 bp)	(31,668)

Motorola, Inc., 6.5%,
9/1/25	--	1,200,000		3/20/13	(79 bp)	104,002

Rexam PLC, 4 3/8%,
3/15/13	--	1,985,000		6/20/13	(145 bp)	36,529

Sara Lee Corp., 6 1/8%,
11/1/32	--	1,195,000		9/20/11	(43 bp)	1,879

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	1,180,000		3/20/13	(65 bp)	16,321

Credit Suisse International
DJ ABX HE AAA Index	1,156,004	6,027,907	(F)	5/25/46	11 bp	344,174

DJ CMB NA CMBX AA Index	(259,749)	1,162,000	(F)	10/12/52	(25 bp)	(54,351)

DJ CMB NA CMBX AAA Index	390,148	2,344,000	(F)	12/13/49	8 bp	163,116

DJ CMB NA CMBX AAA Index	2,065,752	13,186,500		2/17/51	35 bp	903,177

Sprint Capital Corp,
8 3/8%, 3/15/12	--	3,670,000		6/20/12	(59 bp)	360,474

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	52,995	879,000		2/17/51	35 bp	(23,143)

DJ ABX NA HE AAA Index	388,920	3,716,049		7/25/45	18 bp	(41,748)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	27,760,000		12/20/12	(27.2 bp)	181,067

France Telecom, 7.25%,
1/28/13	--	2,375,000		6/20/16	70 bp	(31,429)

General Electric
Capital Corp., 6%,
6/15/12	--	3,150,000		9/20/13	109 bp	(21,417)

iStar Financial, Inc.,
6%, 12/15/10	11,475	170,000		3/20/09	500 bp	3,413

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	11,022,000		(a)	2.461%	(1,661,291)

DJ ABX HE A Index	1,452,112	2,167,000		1/25/38	369 bp	(518,525)

DJ ABX HE AAA Index	509,291	2,167,000		1/25/38	76 bp	(698,537)

DJ CDX NA CMBX AAA Index	84,124	2,300,000		3/15/49	7 bp	(93,094)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,593,000		12/20/10	108.65 bp	(183,593)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	27,760,000		12/20/10	249 bp	(176,692)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	9,460,000		12/20/10	305 bp	66,677

DJ CDX NA IG Series 10
Index	(801,111)	108,550,000		6/20/13	155 bp	514,334

DJ CDX NA IG Series 10
Index	146,150	7,614,000		6/20/18	(150 bp)	(267)

DJ CDX NA IG Series 10

Index	(863,434)	67,198,000		6/20/13	155 bp	(49,107)

DJ CDX NA IG Series 10
Index	2,232,747	97,136,000		6/20/18	(150 bp)	364,822

DJ CDX NA IG Series 10
Index	(1,667,510)	84,780,000		6/20/13	155 bp	(640,117)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	83,280,000		6/20/13	(44.25 bp)	(59,482)

DJ CDX NA IG Series 8
Index	1,078,770	77,035,000		6/20/18	(150 bp)	(402,613)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	2,190,000		9/20/17	(67.8 bp)	278,001

Merrill Lynch & Co.,
5%, 1/15/15	--	2,190,000		9/20/17	(59.8 bp)	254,953

JPMorgan Chase Bank, N.A.
DJ ABX HE AAA Index	742,995	3,874,300	(F)	5/25/46	11 bp	221,210

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,709,000		12/20/10	105.5 bp	(191,794)

DJ CDX NA IG Series 9
Index, 30-100% tranche	--	3,640,000	(F)	12/20/12	(13.55 bp)	45,602

GMAC, LLC, 6 7/8%,
8/28/12	88,838	1,545,000		3/20/09	500 bp	(7,977)

iStar Financial, Inc.,
6%, 12/15/10	11,550	165,000		3/20/09	500 bp	1,641

Lexmark International,
Inc., 5.9%, 6/1/13	--	1,415,000		6/20/13	(113 bp)	(3,463)

Nextel Communications,
7 3/8%, 8/1/15	--	830,000		9/20/13	(540 bp)	(27,838)

Washington Mutual,
Inc., 5 1/4%, 9/15/17	--	1,390,000		9/20/13	(785 bp)	58,812

Lehman Brothers Special Financing, Inc.
DJ ABX HE A Index	1,452,112	2,167,000		1/25/38	369 bp	(511,059)

DJ ABX HE A Index	1,509,540	2,172,000		1/25/38	369 bp	(458,161)

DJ ABX HE AAA Index	509,291	2,167,000		1/25/38	76 bp	(686,327)

DJ ABX HE AAA Index	608,160	2,172,000		1/25/38	76 bp	(591,001)

DJ ABX HE PEN AAA Index	144,543	2,025,742		5/25/46	11 bp	(120,157)

DJ ABX HE PEN AAA Index	147,722	2,033,962		5/25/46	11 bp	(118,089)

DJ CDX NA CMBX AA Index	(97,243)	3,069,000	(F)	3/15/49	(15 bp)	680,655

DJ CDX NA HY Series 8
Index 35-60% tranche	--	73,682,000		6/20/12	104 bp	(5,948,166)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	18,600,000		12/20/10	104.5 bp	(762,058)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	18,600,000		12/20/10	90 bp	(826,584)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	27,760,000		12/20/10	266 bp	(63,755)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	55,520,000		12/20/10	295 bp	258,261

DJ CDX NA IG Series 10
Index	1,268,680	67,786,500		6/20/18	(150 bp)	(34,854)

DJ CDX NA IG Series 10
Index	465,191	30,749,000		6/20/18	(150 bp)	(126,112)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	64,384,100		6/20/13	(42 bp)	66,658

DJ LCDX NA Series 9
Index, 30-100% tranche	--	9,300,000	(F)	12/20/12	96 bp	53,429

Domtar Corp., 7 1/8%,
8/15/15	--	410,000		12/20/11	(250 bp)	6,705

General Electric
Capital Corp., 6%,
6/15/12	--	6,300,000		9/20/13	115 bp	(19,255)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	2,190,000		9/20/17	(58 bp)	108,719

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	2,190,000		9/20/17	(60.5 bp)	237,449

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	2,190,000		9/20/12	48 bp	(158,709)

Merrill Lynch International
KinderMorgan, 6 1/2%,
9/1/12	--	558,000		9/20/12	(128 bp)	(934)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	1,897,762	26,662,000		3/15/49	7 bp	(111,693)

DJ CDX NA IG Series 10
Index	576,816	29,607,500		6/20/18	(150 bp)	7,464

DJ CDX NA IG Series 10
Index	2,595,841	158,520,000		6/20/18	(150 bp)	(452,498)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	52,781,000		6/20/13	(52 bp)	(211,163)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	25,060,000		6/20/13	(38.6 bp)	49,694

DJ CMB NA CMBX AA Index	(331,510)	1,453,000	(F)	10/12/52	(25 bp)	(74,675)

DJ CMB NA CMBX AAA Index	8,465,403	70,569,500		12/13/49	8 bp	1,343,478

DJ CMB NA CMBX AAA Index	9,696,164	89,348,500		2/17/51	35 bp	1,953,267

Total						$(3,040,164)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $1,956,514,783.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at July 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at July 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $3,870,070,339, resulting in gross unrealized appreciation and depreciation of $99,190,262 and $163,098,316, respectively, or net unrealized depreciation of $63,908,054.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at July 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2008, the value of securities loaned amounted to $31,174,999. The fund received cash collateral of $31,928,995 which is pooled with collateral of other Putnam funds into 70 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,566,914 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $750,797,219 and $708,811,351, respectively. On September 17, 2008, the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2008.

At July 31, 2008, liquid assets totaling $763,174,650 have been designated as collateral for open forward commitments, swap contracts and options contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2008.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Lehman Brothers Holdings Inc. made a bankruptcy filing on September 15, 2008, subsequent to the reporting period. The reported values of the fund's positions as of July 31, 2008 in the securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after July 31, 2008.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 26, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 26, 2008